UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNYX | June 30, 2026
This
semi-annual shareholder report
contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$ 41	0.40% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.33%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLYX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$ 77	0.75% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.33%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investm ents o
f the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXLZX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$ 87	0.85% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.33%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdin
g
s
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAKX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$ 43	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investm ent
s of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXAGX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$ 79	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top
T
en Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXAHX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$ 89	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Ho
ld
ings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXQBX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$ 46	0.45% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,784M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top T
e
n Holdings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXELX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$ 82	0.80% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,784M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top
Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class
/
MXFLX
| June 30, 2026
This
semi-annual shareholder report
contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$ 92	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,784M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.0 M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Ho
ld
ings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAYX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$ 48	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,417M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top
Ten Ho
ldings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXATX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$ 85	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,417M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten
Ho
ldings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class /
MXAUX
| June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$ 95	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,417M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total
investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTBX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$ 52	0.50% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,102M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXKLX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$ 88	0.85% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,102M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXLLX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$ 98	0.95% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,102M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBGX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$ 54	0.51% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,083M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBDX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$ 90	0.86% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,083M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%
ASSET CLASS ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXBEX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$ 101	0.96% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,083M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	10%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXWEX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$ 55	0.53% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,581M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXQLX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$ 92	0.88% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,581M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXRLX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$ 102	0.98% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,581M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBSX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$ 57	0.54% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 723M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBOX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$ 94	0.89% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 723M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXBQX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$ 104	0.99% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 723M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	9%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZHX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$ 58	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 827M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
ASSET CLASS ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXWLX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$ 95	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 827M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
ASSET CLASS ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXXLX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$ 105	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 827M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
ASSET CLASS
AL
LOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be
members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as
they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGUX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$ 58	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 185M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGNX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$ 95	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 185M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXGQX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$ 105	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 185M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHBX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Institutional Class/MXHBX)	$ 58	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
(a)	Amount represents less than $500K.
(b)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%
ASSET CLASS ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXHCX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Investor Class/MXHCX)	$ 95	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
(a)	Amount represents less than $500K.
(b)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%
ASSET CLASS ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXHDX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Service Class/MXHDX)	$ 103	0.98% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
(a)	Amount represents less than $500K.
(b)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%
ASSET CLASS ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as
they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX
Empower Lifetime 2065 Fund
Institutional Class Ticker / MXHBX
Investor Class Ticker / MXHCX
Service Class Ticker / MXHDX
(the "Fund(s)")
Semi-Annual Report
June 30, 2026
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,938,745	Empower Bond Index Fund Institutional Class(a)	$ 41,189,136
2,885,927	Empower Core Bond Fund Institutional Class(a)	24,703,539
2,526,865	Empower Global Bond Fund Institutional Class(a)	19,583,202
1,129,556	Empower High Yield Bond Fund Institutional Class(a)	12,628,438
6,813,240	Empower Inflation-Protected Securities Fund Institutional Class(a)	62,273,013
2,926,239	Empower Multi-Sector Bond Fund Institutional Class(a)	24,521,881
2,773,164	Empower Short Duration Bond Fund Institutional Class(a)	26,982,883

TOTAL BOND MUTUAL FUNDS — 46.91% (Cost $218,013,179)		$211,882,092
EQUITY MUTUAL FUNDS
279,126	Empower Emerging Markets Equity Fund Institutional Class(a)	4,376,690
818,451	Empower International Growth Fund Institutional Class(a)	8,135,408
1,198,171	Empower International Index Fund Institutional Class(a)	17,157,813
818,246	Empower International Value Fund Institutional Class(a)	9,090,712
1,023,016	Empower Large Cap Growth Fund Institutional Class(a)	13,248,056
1,849,960	Empower Large Cap Value Fund Institutional Class(a)	14,318,692
1,215,771	Empower Mid Cap Value Fund Institutional Class(a)	11,671,401
1,296,824	Empower Real Estate Index Fund Institutional Class(a)	12,566,229
Shares		Fair Value
Equity Mutual Funds — (continued)
5,486,692	Empower S&P 500® Index Fund Institutional Class(a)	$ 63,974,829
123,779	Empower Small Cap Growth Fund Institutional Class(a)	1,678,437
456,611	Empower Small Cap Value Fund Institutional Class(a)	3,785,305
2,186,956	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,109,736
254,097	Fidelity® Emerging Markets Index Fund Institutional Class	4,385,711
52,342	Janus Henderson Triton Fund Class N	1,681,244

TOTAL EQUITY MUTUAL FUNDS — 39.22% (Cost $145,836,788)		$177,180,263
Account Balance
FIXED INTEREST CONTRACT
62,823,520(b)	Empower of America Contract(a) 2.00%(c)	62,823,520

TOTAL FIXED INTEREST CONTRACT — 13.91% (Cost $62,823,520)		$62,823,520
TOTAL INVESTMENTS — 100.04% (Cost $426,673,487)		$451,885,875
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(165,936)
TOTAL NET ASSETS — 100.00%		$451,719,939

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,375,675	Empower Bond Index Fund Institutional Class(a)	$ 53,173,133
3,726,966	Empower Core Bond Fund Institutional Class(a)	31,902,827
3,084,777	Empower Global Bond Fund Institutional Class(a)	23,907,022
1,477,735	Empower High Yield Bond Fund Institutional Class(a)	16,521,083
6,647,913	Empower Inflation-Protected Securities Fund Institutional Class(a)	60,761,924
3,748,539	Empower Multi-Sector Bond Fund Institutional Class(a)	31,412,756
2,829,283	Empower Short Duration Bond Fund Institutional Class(a)	27,528,920

TOTAL BOND MUTUAL FUNDS — 45.19% (Cost $245,335,707)		$245,207,665
EQUITY MUTUAL FUNDS
395,722	Empower Emerging Markets Equity Fund Institutional Class(a)	6,204,926
1,125,241	Empower International Growth Fund Institutional Class(a)	11,184,899
1,646,684	Empower International Index Fund Institutional Class(a)	23,580,519
1,123,453	Empower International Value Fund Institutional Class(a)	12,481,566
1,325,740	Empower Large Cap Growth Fund Institutional Class(a)	17,168,329
2,397,697	Empower Large Cap Value Fund Institutional Class(a)	18,558,174
1,556,469	Empower Mid Cap Value Fund Institutional Class(a)	14,942,102
1,597,910	Empower Real Estate Index Fund Institutional Class(a)	15,483,746
Shares		Fair Value
Equity Mutual Funds — (continued)
7,116,415	Empower S&P 500® Index Fund Institutional Class(a)	$ 82,977,398
181,712	Empower Small Cap Growth Fund Institutional Class(a)	2,464,018
668,921	Empower Small Cap Value Fund Institutional Class(a)	5,545,358
2,802,745	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,237,944
360,247	Fidelity® Emerging Markets Index Fund Institutional Class	6,217,860
76,837	Janus Henderson Triton Fund Class N	2,468,013

TOTAL EQUITY MUTUAL FUNDS — 43.03% (Cost $196,082,312)		$233,514,852
Account Balance
FIXED INTEREST CONTRACT
64,141,028(b)	Empower of America Contract(a) 2.00%(c)	64,141,028

TOTAL FIXED INTEREST CONTRACT — 11.82% (Cost $64,141,028)		$64,141,028
TOTAL INVESTMENTS — 100.04% (Cost $505,559,047)		$542,863,545
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(198,674)
TOTAL NET ASSETS — 100.00%		$542,664,871

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
21,727,601	Empower Bond Index Fund Institutional Class(a)	$ 181,208,195
12,688,514	Empower Core Bond Fund Institutional Class(a)	108,613,682
9,679,287	Empower Global Bond Fund Institutional Class(a)	75,014,477
4,905,540	Empower High Yield Bond Fund Institutional Class(a)	54,843,935
14,906,836	Empower Inflation-Protected Securities Fund Institutional Class(a)	136,248,484
12,513,562	Empower Multi-Sector Bond Fund Institutional Class(a)	104,863,651
7,410,772	Empower Short Duration Bond Fund Institutional Class(a)	72,106,810

TOTAL BOND MUTUAL FUNDS — 41.09% (Cost $737,391,857)		$732,899,234
EQUITY MUTUAL FUNDS
1,621,052	Empower Emerging Markets Equity Fund Institutional Class(a)	25,418,102
4,435,541	Empower International Growth Fund Institutional Class(a)	44,089,274
6,503,661	Empower International Index Fund Institutional Class(a)	93,132,420
4,425,462	Empower International Value Fund Institutional Class(a)	49,166,888
4,940,123	Empower Large Cap Growth Fund Institutional Class(a)	63,974,587
8,918,470	Empower Large Cap Value Fund Institutional Class(a)	69,028,955
5,727,927	Empower Mid Cap Value Fund Institutional Class(a)	54,988,104
5,420,507	Empower Real Estate Index Fund Institutional Class(a)	52,524,712
Shares		Fair Value
Equity Mutual Funds — (continued)
26,558,380	Empower S&P 500® Index Fund Institutional Class(a)	$ 309,670,709
760,132	Empower Small Cap Growth Fund Institutional Class(a)	10,307,394
2,792,209	Empower Small Cap Value Fund Institutional Class(a)	23,147,410
10,296,327	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	52,305,340
1,475,737	Fidelity® Emerging Markets Index Fund Institutional Class	25,471,216
321,392	Janus Henderson Triton Fund Class N	10,323,102

TOTAL EQUITY MUTUAL FUNDS — 49.53% (Cost $742,048,115)		$883,548,213
Account Balance
FIXED INTEREST CONTRACT
168,067,244(b)	Empower of America Contract(a) 2.00%(c)	168,067,244

TOTAL FIXED INTEREST CONTRACT — 9.42% (Cost $168,067,244)		$168,067,244
TOTAL INVESTMENTS — 100.04% (Cost $1,647,507,216)		$1,784,514,691
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(664,123)
TOTAL NET ASSETS — 100.00%		$1,783,850,568

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
16,779,103	Empower Bond Index Fund Institutional Class(a)	$ 139,937,719
9,811,655	Empower Core Bond Fund Institutional Class(a)	83,987,764
6,808,251	Empower Global Bond Fund Institutional Class(a)	52,763,943
3,605,670	Empower High Yield Bond Fund Institutional Class(a)	40,311,396
6,600,819	Empower Inflation-Protected Securities Fund Institutional Class(a)	60,331,482
9,464,174	Empower Multi-Sector Bond Fund Institutional Class(a)	79,309,775
4,195,288	Empower Short Duration Bond Fund Institutional Class(a)	40,820,151

TOTAL BOND MUTUAL FUNDS — 35.12% (Cost $493,833,679)		$497,462,230
EQUITY MUTUAL FUNDS
1,628,737	Empower Emerging Markets Equity Fund Institutional Class(a)	25,538,598
4,306,617	Empower International Growth Fund Institutional Class(a)	42,807,772
6,325,486	Empower International Index Fund Institutional Class(a)	90,580,957
4,310,716	Empower International Value Fund Institutional Class(a)	47,892,053
4,549,597	Empower Large Cap Growth Fund Institutional Class(a)	58,917,281
8,216,770	Empower Large Cap Value Fund Institutional Class(a)	63,597,801
5,196,240	Empower Mid Cap Value Fund Institutional Class(a)	49,883,906
4,423,930	Empower Real Estate Index Fund Institutional Class(a)	42,867,877
Shares		Fair Value
Equity Mutual Funds — (continued)
24,415,162	Empower S&P 500® Index Fund Institutional Class(a)	$ 284,680,792
776,055	Empower Small Cap Growth Fund Institutional Class(a)	10,523,304
2,845,950	Empower Small Cap Value Fund Institutional Class(a)	23,592,926
9,352,551	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	47,510,961
1,482,802	Fidelity® Emerging Markets Index Fund Institutional Class	25,593,160
328,095	Janus Henderson Triton Fund Class N	10,538,417

TOTAL EQUITY MUTUAL FUNDS — 58.21% (Cost $706,563,567)		$824,525,805
Account Balance
FIXED INTEREST CONTRACT
95,110,331(b)	Empower of America Contract(a) 2.00%(c)	95,110,331

TOTAL FIXED INTEREST CONTRACT — 6.71% (Cost $95,110,331)		$95,110,331
TOTAL INVESTMENTS — 100.04% (Cost $1,295,507,577)		$1,417,098,366
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(532,168)
TOTAL NET ASSETS — 100.00%		$1,416,566,198

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
20,766,456	Empower Bond Index Fund Institutional Class(a)	$ 173,192,244
12,153,926	Empower Core Bond Fund Institutional Class(a)	104,037,609
8,039,029	Empower Global Bond Fund Institutional Class(a)	62,302,477
4,396,226	Empower High Yield Bond Fund Institutional Class(a)	49,149,803
4,322,766	Empower Inflation-Protected Securities Fund Institutional Class(a)	39,510,078
11,611,508	Empower Multi-Sector Bond Fund Institutional Class(a)	97,304,438
3,998,973	Empower Short Duration Bond Fund Institutional Class(a)	38,910,003

TOTAL BOND MUTUAL FUNDS — 26.85% (Cost $563,030,388)		$564,406,652
EQUITY MUTUAL FUNDS
3,078,613	Empower Emerging Markets Equity Fund Institutional Class(a)	48,272,648
7,871,063	Empower International Growth Fund Institutional Class(a)	78,238,367
11,545,575	Empower International Index Fund Institutional Class(a)	165,332,633
7,858,901	Empower International Value Fund Institutional Class(a)	87,312,395
7,875,808	Empower Large Cap Growth Fund Institutional Class(a)	101,991,718
14,201,886	Empower Large Cap Value Fund Institutional Class(a)	109,922,600
8,867,966	Empower Mid Cap Value Fund Institutional Class(a)	85,132,473
6,742,664	Empower Real Estate Index Fund Institutional Class(a)	65,336,413
Shares		Fair Value
Equity Mutual Funds — (continued)
42,221,480	Empower S&P 500® Index Fund Institutional Class(a)	$ 492,302,453
1,471,463	Empower Small Cap Growth Fund Institutional Class(a)	19,953,044
5,389,468	Empower Small Cap Value Fund Institutional Class(a)	44,678,688
15,922,042	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	80,883,975
2,802,966	Fidelity® Emerging Markets Index Fund Institutional Class	48,379,187
622,084	Janus Henderson Triton Fund Class N	19,981,352

TOTAL EQUITY MUTUAL FUNDS — 68.88% (Cost $1,201,970,137)		$1,447,717,946
Account Balance
FIXED INTEREST CONTRACT
90,518,622(b)	Empower of America Contract(a) 2.00%(c)	90,518,622

TOTAL FIXED INTEREST CONTRACT — 4.31% (Cost $90,518,622)		$90,518,622
TOTAL INVESTMENTS — 100.04% (Cost $1,855,519,147)		$2,102,643,220
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(811,705)
TOTAL NET ASSETS — 100.00%		$2,101,831,515

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,794,200	Empower Bond Index Fund Institutional Class(a)	$ 65,003,631
4,556,141	Empower Core Bond Fund Institutional Class(a)	39,000,569
2,939,813	Empower Global Bond Fund Institutional Class(a)	22,783,554
1,658,619	Empower High Yield Bond Fund Institutional Class(a)	18,543,363
699,269	Empower Inflation-Protected Securities Fund Institutional Class(a)	6,391,319
4,343,412	Empower Multi-Sector Bond Fund Institutional Class(a)	36,397,790
1,169,886	Empower Short Duration Bond Fund Institutional Class(a)	11,382,995

TOTAL BOND MUTUAL FUNDS — 18.42% (Cost $197,075,503)		$199,503,221
EQUITY MUTUAL FUNDS
1,948,789	Empower Emerging Markets Equity Fund Institutional Class(a)	30,557,006
4,820,757	Empower International Growth Fund Institutional Class(a)	47,918,328
7,080,025	Empower International Index Fund Institutional Class(a)	101,385,960
4,824,364	Empower International Value Fund Institutional Class(a)	53,598,685
4,581,362	Empower Large Cap Growth Fund Institutional Class(a)	59,328,634
8,257,796	Empower Large Cap Value Fund Institutional Class(a)	63,915,337
5,077,401	Empower Mid Cap Value Fund Institutional Class(a)	48,743,046
3,577,350	Empower Real Estate Index Fund Institutional Class(a)	34,664,522
Shares		Fair Value
Equity Mutual Funds — (continued)
24,577,323	Empower S&P 500® Index Fund Institutional Class(a)	$ 286,571,591
939,681	Empower Small Cap Growth Fund Institutional Class(a)	12,742,074
3,418,778	Empower Small Cap Value Fund Institutional Class(a)	28,341,671
9,149,689	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	46,480,420
1,774,377	Fidelity® Emerging Markets Index Fund Institutional Class	30,625,737
397,219	Janus Henderson Triton Fund Class N	12,758,690

TOTAL EQUITY MUTUAL FUNDS — 79.16% (Cost $725,369,872)		$857,631,701
Account Balance
FIXED INTEREST CONTRACT
26,630,430(b)	Empower of America Contract(a) 2.00%(c)	26,630,430

TOTAL FIXED INTEREST CONTRACT — 2.46% (Cost $26,630,430)		$26,630,430
TOTAL INVESTMENTS — 100.04% (Cost $949,075,805)		$1,083,765,352
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(417,083)
TOTAL NET ASSETS — 100.00%		$1,083,348,269

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,209,446	Empower Bond Index Fund Institutional Class(a)	$ 68,466,782
4,802,573	Empower Core Bond Fund Institutional Class(a)	41,110,023
3,064,746	Empower Global Bond Fund Institutional Class(a)	23,751,782
1,759,178	Empower High Yield Bond Fund Institutional Class(a)	19,667,606
138,382	Empower Inflation-Protected Securities Fund Institutional Class(a)	1,264,809
4,565,677	Empower Multi-Sector Bond Fund Institutional Class(a)	38,260,374
894,362	Empower Short Duration Bond Fund Institutional Class(a)	8,702,140

TOTAL BOND MUTUAL FUNDS — 12.73% (Cost $199,165,295)		$201,223,516
EQUITY MUTUAL FUNDS
3,292,917	Empower Emerging Markets Equity Fund Institutional Class(a)	51,632,937
7,894,545	Empower International Growth Fund Institutional Class(a)	78,471,777
11,583,779	Empower International Index Fund Institutional Class(a)	165,879,715
7,886,964	Empower International Value Fund Institutional Class(a)	87,624,166
7,115,148	Empower Large Cap Growth Fund Institutional Class(a)	92,141,166
12,827,754	Empower Large Cap Value Fund Institutional Class(a)	99,286,812
7,787,808	Empower Mid Cap Value Fund Institutional Class(a)	74,762,954
5,355,037	Empower Real Estate Index Fund Institutional Class(a)	51,890,307
Shares		Fair Value
Equity Mutual Funds — (continued)
38,156,471	Empower S&P 500® Index Fund Institutional Class(a)	$ 444,904,448
1,575,908	Empower Small Cap Growth Fund Institutional Class(a)	21,369,316
5,769,496	Empower Small Cap Value Fund Institutional Class(a)	47,829,125
13,994,020	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	71,089,620
2,998,337	Fidelity® Emerging Markets Index Fund Institutional Class	51,751,300
666,151	Janus Henderson Triton Fund Class N	21,396,779

TOTAL EQUITY MUTUAL FUNDS — 86.03% (Cost $1,125,010,736)		$1,360,030,422
Account Balance
FIXED INTEREST CONTRACT
20,222,984(b)	Empower of America Contract(a) 2.00%(c)	20,222,984

TOTAL FIXED INTEREST CONTRACT — 1.28% (Cost $20,222,984)		$20,222,984
TOTAL INVESTMENTS — 100.04% (Cost $1,344,399,015)		$1,581,476,922
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(613,864)
TOTAL NET ASSETS — 100.00%		$1,580,863,058

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,644,973	Empower Bond Index Fund Institutional Class(a)	$ 22,059,076
1,546,133	Empower Core Bond Fund Institutional Class(a)	13,234,894
999,971	Empower Global Bond Fund Institutional Class(a)	7,749,779
592,248	Empower High Yield Bond Fund Institutional Class(a)	6,621,338
1,484,282	Empower Multi-Sector Bond Fund Institutional Class(a)	12,438,281
208,258	Empower Short Duration Bond Fund Institutional Class(a)	2,026,353

TOTAL BOND MUTUAL FUNDS — 8.87% (Cost $63,225,864)		$64,129,721
EQUITY MUTUAL FUNDS
1,680,912	Empower Emerging Markets Equity Fund Institutional Class(a)	26,356,708
3,909,837	Empower International Growth Fund Institutional Class(a)	38,863,779
5,735,907	Empower International Index Fund Institutional Class(a)	82,138,190
3,904,600	Empower International Value Fund Institutional Class(a)	43,380,101
3,350,348	Empower Large Cap Growth Fund Institutional Class(a)	43,387,012
6,035,642	Empower Large Cap Value Fund Institutional Class(a)	46,715,871
3,607,317	Empower Mid Cap Value Fund Institutional Class(a)	34,630,243
2,510,119	Empower Real Estate Index Fund Institutional Class(a)	24,323,048
17,962,672	Empower S&P 500® Index Fund Institutional Class(a)	209,444,750
Shares		Fair Value
Equity Mutual Funds — (continued)
797,821	Empower Small Cap Growth Fund Institutional Class(a)	$ 10,818,458
2,924,131	Empower Small Cap Value Fund Institutional Class(a)	24,241,048
6,488,653	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,962,357
1,530,539	Fidelity® Emerging Markets Index Fund Institutional Class	26,417,107
337,228	Janus Henderson Triton Fund Class N	10,831,769

TOTAL EQUITY MUTUAL FUNDS — 90.52% (Cost $546,867,654)		$654,510,441
Account Balance
FIXED INTEREST CONTRACT
4,697,275(b)	Empower of America Contract(a) 2.00%(c)	4,697,275

TOTAL FIXED INTEREST CONTRACT — 0.65% (Cost $4,697,275)		$4,697,275
TOTAL INVESTMENTS — 100.04% (Cost $614,790,793)		$723,337,437
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(277,392)
TOTAL NET ASSETS — 100.00%		$723,060,045

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,270,686	Empower Bond Index Fund Institutional Class(a)	$ 18,937,521
1,323,479	Empower Core Bond Fund Institutional Class(a)	11,328,979
897,594	Empower Global Bond Fund Institutional Class(a)	6,956,351
522,582	Empower High Yield Bond Fund Institutional Class(a)	5,842,468
1,282,704	Empower Multi-Sector Bond Fund Institutional Class(a)	10,749,058
136,069	Empower Short Duration Bond Fund Institutional Class(a)	1,323,950

TOTAL BOND MUTUAL FUNDS — 6.67% (Cost $54,276,145)		$55,138,327
EQUITY MUTUAL FUNDS
2,090,100	Empower Emerging Markets Equity Fund Institutional Class(a)	32,772,765
4,711,436	Empower International Growth Fund Institutional Class(a)	46,831,676
6,913,808	Empower International Index Fund Institutional Class(a)	99,005,727
4,707,646	Empower International Value Fund Institutional Class(a)	52,301,949
3,836,759	Empower Large Cap Growth Fund Institutional Class(a)	49,686,026
6,922,292	Empower Large Cap Value Fund Institutional Class(a)	53,578,540
4,072,857	Empower Mid Cap Value Fund Institutional Class(a)	39,099,424
2,949,040	Empower Real Estate Index Fund Institutional Class(a)	28,576,200
20,607,695	Empower S&P 500® Index Fund Institutional Class(a)	240,285,722
Shares		Fair Value
Equity Mutual Funds — (continued)
981,415	Empower Small Cap Growth Fund Institutional Class(a)	$ 13,307,983
3,598,383	Empower Small Cap Value Fund Institutional Class(a)	29,830,597
7,335,256	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,263,100
1,903,172	Fidelity® Emerging Markets Index Fund Institutional Class	32,848,754
414,838	Janus Henderson Triton Fund Class N	13,324,582

TOTAL EQUITY MUTUAL FUNDS — 93.00% (Cost $634,999,369)		$768,713,045
Account Balance
FIXED INTEREST CONTRACT
3,057,212(b)	Empower of America Contract(a) 2.00%(c)	3,057,212

TOTAL FIXED INTEREST CONTRACT — 0.37% (Cost $3,057,212)		$3,057,212
TOTAL INVESTMENTS — 100.04% (Cost $692,332,726)		$826,908,584
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(293,905)
TOTAL NET ASSETS — 100.00%		$826,614,679

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
417,825	Empower Bond Index Fund Institutional Class(a)	$ 3,484,663
244,675	Empower Core Bond Fund Institutional Class(a)	2,094,416
172,446	Empower Global Bond Fund Institutional Class(a)	1,336,455
95,687	Empower High Yield Bond Fund Institutional Class(a)	1,069,785
238,849	Empower Multi-Sector Bond Fund Institutional Class(a)	2,001,557
20,968	Empower Short Duration Bond Fund Institutional Class(a)	204,014

TOTAL BOND MUTUAL FUNDS — 5.50% (Cost $10,124,989)		$10,190,890
EQUITY MUTUAL FUNDS
501,775	Empower Emerging Markets Equity Fund Institutional Class(a)	7,867,833
1,097,127	Empower International Growth Fund Institutional Class(a)	10,905,438
1,610,240	Empower International Index Fund Institutional Class(a)	23,058,636
1,096,558	Empower International Value Fund Institutional Class(a)	12,182,761
851,431	Empower Large Cap Growth Fund Institutional Class(a)	11,026,025
1,534,793	Empower Large Cap Value Fund Institutional Class(a)	11,879,298
889,786	Empower Mid Cap Value Fund Institutional Class(a)	8,541,947
676,564	Empower Real Estate Index Fund Institutional Class(a)	6,555,906
4,568,626	Empower S&P 500® Index Fund Institutional Class(a)	53,270,179
Shares		Fair Value
Equity Mutual Funds — (continued)
232,654	Empower Small Cap Growth Fund Institutional Class(a)	$ 3,154,792
852,220	Empower Small Cap Value Fund Institutional Class(a)	7,064,901
1,599,043	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,123,136
456,904	Fidelity® Emerging Markets Index Fund Institutional Class	7,886,165
98,335	Janus Henderson Triton Fund Class N	3,158,506

TOTAL EQUITY MUTUAL FUNDS — 94.29% (Cost $150,901,303)		$174,675,523
Account Balance
FIXED INTEREST CONTRACT
463,002(b)	Empower of America Contract(a) 2.00%(c)	463,002

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $463,002)		$463,002
TOTAL INVESTMENTS — 100.04% (Cost $161,489,294)		$185,329,415
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(70,131)
TOTAL NET ASSETS — 100.00%		$185,259,284

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
473	Empower Bond Index Fund Institutional Class(a)	$ 3,947
278	Empower Core Bond Fund Institutional Class(a)	2,377
197	Empower Global Bond Fund Institutional Class(a)	1,526
109	Empower High Yield Bond Fund Institutional Class(a)	1,217
270	Empower Multi-Sector Bond Fund Institutional Class(a)	2,262
21	Empower Short Duration Bond Fund Institutional Class(a)	208

TOTAL BOND MUTUAL FUNDS — 5.00% (Cost $11,588)		$11,537
EQUITY MUTUAL FUNDS
637	Empower Emerging Markets Equity Fund Institutional Class(a)	9,983
1,378	Empower International Growth Fund Institutional Class(a)	13,701
2,023	Empower International Index Fund Institutional Class(a)	28,975
1,378	Empower International Value Fund Institutional Class(a)	15,311
1,061	Empower Large Cap Growth Fund Institutional Class(a)	13,736
1,914	Empower Large Cap Value Fund Institutional Class(a)	14,817
1,106	Empower Mid Cap Value Fund Institutional Class(a)	10,615
852	Empower Real Estate Index Fund Institutional Class(a)	8,257
Shares		Fair Value
Equity Mutual Funds — (continued)
5,691	Empower S&P 500® Index Fund Institutional Class(a)	$ 66,356
295	Empower Small Cap Growth Fund Institutional Class(a)	4,001
1,078	Empower Small Cap Value Fund Institutional Class(a)	8,939
1,987	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,094
580	Fidelity® Emerging Markets Index Fund Institutional Class	10,006
124	Janus Henderson Triton Fund Class N	4,005

TOTAL EQUITY MUTUAL FUNDS — 94.81% (Cost $202,955)		$218,796
Account Balance
FIXED INTEREST CONTRACT
507(b)	Empower of America Contract(a) 2.00%(c)	507

TOTAL FIXED INTEREST CONTRACT — 0.22% (Cost $507)		$507
TOTAL INVESTMENTS — 100.03% (Cost $215,050)		$230,840
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(78)
TOTAL NET ASSETS — 100.00%		$230,762

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2026. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$445,818,920	$534,177,672	$1,748,720,373
Investments at fair value, unaffiliated(b)	6,066,955	8,685,873	35,794,318
Subscriptions receivable	68,922	537,022	2,404,521
Receivable for investments sold	2,733,805	1,018	-
Total Assets	454,688,602	543,401,585	1,786,919,212
LIABILITIES:
Payable for distribution fees	6,097	682	22,577
Payable for investments purchased	44,237	476,415	1,930,243
Payable for shareholder services fees	130,918	160,114	504,928
Payable to investment adviser	28,921	37,878	136,618
Redemptions payable	2,758,490	61,625	474,278
Total Liabilities	2,968,663	736,714	3,068,644
NET ASSETS	$451,719,939	$542,664,871	$1,783,850,568
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,286,818	$4,751,716	$12,572,771
Paid-in capital in excess of par	449,086,465	528,877,153	1,703,507,125
Undistributed/accumulated earnings (deficit)	(653,344)	9,036,002	67,770,672
NET ASSETS	$451,719,939	$542,664,871	$1,783,850,568
NET ASSETS BY CLASS
Investor Class	$351,706,706	$516,051,267	$1,381,064,583
Service Class	$74,046,856	$8,592,424	$283,546,841
Institutional Class	$25,966,377	$18,021,180	$119,239,144
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	350,000,000
Service Class	70,000,000	25,000,000	185,000,000
Institutional Class	80,000,000	22,000,000	180,000,000
Issued and Outstanding
Investor Class	24,367,210	45,200,250	88,624,292
Service Class	5,134,379	741,295	18,175,528
Institutional Class	3,366,595	1,575,611	18,927,887
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.43	$11.42	$15.58
Service Class	$14.42	$11.59	$15.60
Institutional Class	$7.71	$11.44	$6.30
(a) Cost of investments, affiliated	$422,468,775	$499,306,622	$1,621,547,000
(b) Cost of investments, unaffiliated	$4,204,712	$6,252,425	$25,960,216
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,380,966,789	$2,034,282,681	$1,040,380,925
Investments at fair value, unaffiliated(b)	36,131,577	68,360,539	43,384,427
Subscriptions receivable	3,034,526	1,187,594	1,804,094
Receivable for investments sold	12,440	65,969	8,496
Total Assets	1,420,145,332	2,103,896,783	1,085,577,942
LIABILITIES:
Payable for distribution fees	2,330	38,446	1,939
Payable for investments purchased	2,103,947	652,117	1,133,405
Payable for shareholder services fees	410,487	580,189	310,956
Payable to investment adviser	119,351	193,070	104,188
Redemptions payable	943,019	601,446	679,185
Total Liabilities	3,579,134	2,065,268	2,229,673
NET ASSETS	$1,416,566,198	$2,101,831,515	$1,083,348,269
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,659,491	$14,942,532	$8,448,762
Paid-in capital in excess of par	1,296,096,750	1,893,430,221	945,371,540
Undistributed/accumulated earnings	108,809,957	193,458,762	129,527,967
NET ASSETS	$1,416,566,198	$2,101,831,515	$1,083,348,269
NET ASSETS BY CLASS
Investor Class	$1,328,913,670	$1,424,775,435	$1,010,421,265
Service Class	$29,773,532	$483,380,719	$24,325,599
Institutional Class	$57,878,996	$193,675,361	$48,601,405
CAPITAL STOCK:
Authorized
Investor Class	505,000,000	420,000,000	340,000,000
Service Class	20,000,000	230,000,000	35,000,000
Institutional Class	75,000,000	190,000,000	70,000,000
Issued and Outstanding
Investor Class	109,439,403	87,146,490	78,875,878
Service Class	2,411,967	30,036,622	1,863,943
Institutional Class	4,743,540	32,242,212	3,747,795
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.14	$16.35	$12.81
Service Class	$12.34	$16.09	$13.05
Institutional Class	$12.20	$6.01	$12.97
(a) Cost of investments, affiliated	$1,268,296,542	$1,806,848,212	$916,896,330
(b) Cost of investments, unaffiliated	$27,211,035	$48,670,935	$32,179,475
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,508,328,843	$686,088,561	$780,735,248
Investments at fair value, unaffiliated(b)	73,148,079	37,248,876	46,173,336
Subscriptions receivable	2,108,618	1,473,579	1,682,314
Receivable for investments sold	14,416	-	-
Total Assets	1,583,599,956	724,811,016	828,590,898
LIABILITIES:
Payable for distribution fees	28,056	1,921	19,333
Payable for investments purchased	1,459,608	1,125,505	1,292,734
Payable for shareholder services fees	427,840	202,189	197,003
Payable to investment adviser	157,968	73,182	77,569
Redemptions payable	663,426	348,174	389,580
Total Liabilities	2,736,898	1,750,971	1,976,219
NET ASSETS	$1,580,863,058	$723,060,045	$826,614,679
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,836,078	$5,206,713	$6,213,268
Paid-in capital in excess of par	1,362,333,544	604,551,995	697,061,966
Undistributed/accumulated earnings	207,693,436	113,301,337	123,339,445
NET ASSETS	$1,580,863,058	$723,060,045	$826,614,679
NET ASSETS BY CLASS
Investor Class	$1,063,600,960	$648,822,148	$407,051,912
Service Class	$353,895,317	$24,402,031	$245,170,572
Institutional Class	$163,366,781	$49,835,866	$174,392,195
CAPITAL STOCK:
Authorized
Investor Class	335,000,000	215,000,000	100,000,000
Service Class	120,000,000	35,000,000	55,000,000
Institutional Class	160,000,000	65,000,000	205,000,000
Issued and Outstanding
Investor Class	61,255,477	46,776,482	17,540,348
Service Class	21,544,572	1,729,745	11,003,549
Institutional Class	25,560,731	3,560,898	33,588,779
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$17.36	$13.87	$23.21
Service Class	$16.43	$14.11	$22.28
Institutional Class	$6.39	$14.00	$5.19
(a) Cost of investments, affiliated	$1,292,678,156	$587,742,832	$659,488,055
(b) Cost of investments, unaffiliated	$51,720,859	$27,047,961	$32,844,671
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Lifetime 2060 Fund	Empower Lifetime 2065 Fund
ASSETS:
Investments at fair value, affiliated(a)	$174,284,744	$216,829
Investments at fair value, unaffiliated(b)	11,044,671	14,011
Subscriptions receivable	299,066	-
Receivable for investments sold	710	-
Total Assets	185,629,191	230,840
LIABILITIES:
Payable for distribution fees	253	10
Payable for investments purchased	171,599	-
Payable for shareholder services fees	52,537	47
Payable to investment adviser	17,341	21
Redemptions payable	128,177	-
Total Liabilities	369,907	78
NET ASSETS	$185,259,284	$230,762
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,406,954	$1,775
Paid-in capital in excess of par	155,841,969	206,921
Undistributed/accumulated earnings	28,010,361	22,066
NET ASSETS	$185,259,284	$230,762
NET ASSETS BY CLASS
Investor Class	$171,945,758	$13,325
Service Class	$3,252,417	$145,834
Institutional Class	$10,061,109	$71,603
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	35,000,000
Service Class	35,000,000	35,000,000
Institutional Class	10,000,000	10,000,000
Issued and Outstanding
Investor Class	13,068,080	1,022
Service Class	244,940	11,239
Institutional Class	756,517	5,487
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.16	$13.04
Service Class	$13.28	$12.98
Institutional Class	$13.30	$13.05
(a) Cost of investments, affiliated	$153,032,416	$203,149
(b) Cost of investments, unaffiliated	$8,456,878	$11,901
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$590,662	$588,207	$1,497,320
Total Income	590,662	588,207	1,497,320
EXPENSES:
Management fees	268,838	316,052	1,019,569
Shareholder services fees – Investor Class	593,515	871,797	2,241,396
Shareholder services fees – Service Class	135,890	15,896	512,371
Distribution fees – Service Class	38,598	4,516	145,542
Total Expenses	1,036,841	1,208,261	3,918,878
Less management fees waived	105,450	104,935	266,909
Net Expenses	931,391	1,103,326	3,651,969
NET INVESTMENT LOSS	(340,729)	(515,119)	(2,154,649)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,639,738	4,066,523	13,425,986
Net realized gain on investments, unaffiliated	765,386	896,321	3,618,242
Net Realized Gain	3,405,124	4,962,844	17,044,228
Net change in unrealized appreciation on investments, affiliated	18,070,054	22,110,366	81,743,722
Net change in unrealized appreciation on investments, unaffiliated	627,575	1,031,937	4,153,319
Net Change in Unrealized Appreciation	18,697,629	23,142,303	85,897,041
Net Realized and Unrealized Gain	22,102,753	28,105,147	102,941,269
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,762,024	$27,590,028	$100,786,620
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$812,203	$773,813	$213,872
Total Income	812,203	773,813	213,872
EXPENSES:
Management fees	788,955	1,192,249	588,511
Shareholder services fees – Investor Class	2,138,465	2,282,640	1,586,628
Shareholder services fees – Service Class	52,300	843,449	42,890
Distribution fees – Service Class	14,861	239,642	12,187
Total Expenses	2,994,581	4,557,980	2,230,216
Less management fees waived	144,606	137,705	37,987
Net Expenses	2,849,975	4,420,275	2,192,229
NET INVESTMENT LOSS	(2,037,772)	(3,646,462)	(1,978,357)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	14,282,319	15,460,074	9,249,938
Net realized gain on investments, unaffiliated	3,211,703	5,886,105	3,047,322
Net Realized Gain	17,494,022	21,346,179	12,297,260
Net change in unrealized appreciation on investments, affiliated	70,001,930	132,296,990	73,121,527
Net change in unrealized appreciation on investments, unaffiliated	4,376,273	8,710,512	5,753,535
Net Change in Unrealized Appreciation	74,378,203	141,007,502	78,875,062
Net Realized and Unrealized Gain	91,872,225	162,353,681	91,172,322
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,834,453	$158,707,219	$89,193,965
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$164,545	$37,198	$25,047
Total Income	164,545	37,198	25,047
EXPENSES:
Management fees	883,356	391,799	459,549
Shareholder services fees – Investor Class	1,682,698	1,015,972	635,844
Shareholder services fees – Service Class	614,658	41,238	422,943
Distribution fees – Service Class	174,647	11,720	120,172
Total Expenses	3,355,359	1,460,729	1,638,508
Less amount waived by investment adviser	-	-	13,705
Less management fees waived	29,233	6,606	4,440
Net Expenses	3,326,126	1,454,123	1,620,363
NET INVESTMENT LOSS	(3,161,581)	(1,416,925)	(1,595,316)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	9,298,036	6,143,469	10,308,674
Net realized gain on investments, unaffiliated	5,144,674	2,276,263	3,277,211
Net Realized Gain	14,442,710	8,419,732	13,585,885
Net change in unrealized appreciation on investments, affiliated	123,560,445	55,864,764	64,244,739
Net change in unrealized appreciation on investments, unaffiliated	10,069,717	5,227,773	6,270,919
Net Change in Unrealized Appreciation	133,630,162	61,092,537	70,515,658
Net Realized and Unrealized Gain	148,072,872	69,512,269	84,101,543
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,911,291	$68,095,344	$82,506,227
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Lifetime 2060 Fund	Empower Lifetime 2065 Fund
INVESTMENT INCOME:
Interest, affiliated	$3,681	$3
Total Income	3,681	3
EXPENSES:
Management fees	97,635	99
Shareholder services fees – Investor Class	261,721	33
Shareholder services fees – Service Class	5,294	204
Distribution fees – Service Class	1,504	50
Total Expenses	366,154	386
Less amount waived by investment adviser	3,014	3
Less amount waived by distributor - Service Class	-	5
Less management fees waived	655	-
Net Expenses	362,485	378
NET INVESTMENT LOSS	(358,804)	(375)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,951,886	2,190
Net realized gain on investments, unaffiliated	648,749	666
Net Realized Gain	2,600,635	2,856
Net change in unrealized appreciation on investments, affiliated	14,145,687	14,300
Net change in unrealized appreciation on investments, unaffiliated	1,508,399	1,554
Net Change in Unrealized Appreciation	15,654,086	15,854
Net Realized and Unrealized Gain	18,254,721	18,710
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,895,917	$18,335
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2015 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(340,729)	$11,976,972
Net realized gain (loss)	3,405,124	(2,078,124)
Net change in unrealized appreciation	18,697,629	33,654,519
Net Increase in Net Assets Resulting from Operations	21,762,024	43,553,367
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(11,851,333)
Service Class	-	(2,918,816)
Institutional Class	-	(2,532,686)
From Net Investment Income and Net Realized Gains	0	(17,302,835)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	32,511,275	66,583,399
Service Class	4,021,713	9,248,349
Institutional Class	1,451,434	6,626,416
Shares issued in reinvestment of distributions
Investor Class	-	11,851,333
Service Class	-	2,918,816
Institutional Class	-	2,532,686
Shares redeemed
Investor Class	(32,130,785)	(62,564,762)
Service Class	(16,384,007)	(47,027,802)
Institutional Class	(11,925,361)	(24,364,899)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(22,455,731)	(34,196,464)
Total Decrease in Net Assets	(693,707)	(7,945,932)
NET ASSETS:
Beginning of period	452,413,646	460,359,578
End of period	$451,719,939	$452,413,646
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,315,059	4,906,581
Service Class	285,385	684,274
Institutional Class	194,698	894,462
Shares issued in reinvestment of distributions
Investor Class	-	857,981
Service Class	-	211,565
Institutional Class	-	341,289
Shares redeemed
Investor Class	(2,292,095)	(4,626,874)
Service Class	(1,162,248)	(3,481,782)
Institutional Class	(1,577,483)	(3,283,889)
Net Decrease	(2,236,684)	(3,496,393)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2020 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(515,119)	$13,547,744
Net realized gain	4,962,844	5,013,093
Net change in unrealized appreciation	23,142,303	27,953,933
Net Increase in Net Assets Resulting from Operations	27,590,028	46,514,770
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(20,384,552)
Service Class	-	(378,273)
Institutional Class	-	(944,170)
From Net Investment Income and Net Realized Gains	0	(21,706,995)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	60,331,475	156,392,964
Service Class	364,336	2,520,808
Institutional Class	1,025,670	7,783,259
Shares issued in reinvestment of distributions
Investor Class	-	20,384,552
Service Class	-	378,273
Institutional Class	-	944,170
Shares redeemed
Investor Class	(56,483,062)	(95,004,006)
Service Class	(1,758,781)	(4,775,889)
Institutional Class	(4,752,264)	(18,938,462)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,272,626)	69,685,669
Total Increase in Net Assets	26,317,402	94,493,444
NET ASSETS:
Beginning of period	516,347,469	421,854,025
End of period	$542,664,871	$516,347,469
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,444,917	14,597,717
Service Class	32,410	231,364
Institutional Class	92,732	711,469
Shares issued in reinvestment of distributions
Investor Class	-	1,873,580
Service Class	-	34,245
Institutional Class	-	86,722
Shares redeemed
Investor Class	(5,103,236)	(8,915,378)
Service Class	(156,246)	(447,350)
Institutional Class	(425,383)	(1,783,210)
Net Increase (Decrease)	(114,806)	6,389,159
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2025 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(2,154,649)	$42,065,271
Net realized gain (loss)	17,044,228	(1,320,576)
Net change in unrealized appreciation	85,897,041	121,822,436
Net Increase in Net Assets Resulting from Operations	100,786,620	162,567,131
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(46,907,430)
Service Class	-	(12,490,780)
Institutional Class	-	(14,328,604)
From Net Investment Income and Net Realized Gains	0	(73,726,814)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	272,459,162	593,830,865
Service Class	17,766,426	36,219,001
Institutional Class	7,145,793	22,354,781
Shares issued in reinvestment of distributions
Investor Class	-	46,907,430
Service Class	-	12,490,780
Institutional Class	-	14,328,604
Shares redeemed
Investor Class	(176,829,918)	(291,520,406)
Service Class	(58,480,508)	(159,705,718)
Institutional Class	(27,814,272)	(81,981,203)
Net Increase in Net Assets Resulting from Capital Share Transactions	34,246,683	192,924,134
Total Increase in Net Assets	135,033,303	281,764,451
NET ASSETS:
Beginning of period	1,648,817,265	1,367,052,814
End of period	$1,783,850,568	$1,648,817,265
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	18,054,452	41,195,626
Service Class	1,181,876	2,536,601
Institutional Class	1,173,709	3,670,630
Shares issued in reinvestment of distributions
Investor Class	-	3,188,303
Service Class	-	848,885
Institutional Class	-	2,374,178
Shares redeemed
Investor Class	(11,750,485)	(20,376,113)
Service Class	(3,872,060)	(11,159,702)
Institutional Class	(4,536,754)	(13,394,196)
Net Increase	250,738	8,884,212
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2030 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(2,037,772)	$30,435,995
Net realized gain	17,494,022	20,031,315
Net change in unrealized appreciation	74,378,203	66,903,487
Net Increase in Net Assets Resulting from Operations	89,834,453	117,370,797
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(45,248,658)
Service Class	-	(1,227,164)
Institutional Class	-	(3,133,825)
From Net Investment Income and Net Realized Gains	0	(49,609,647)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	276,584,503	627,790,135
Service Class	1,880,286	7,042,150
Institutional Class	6,977,177	19,003,575
Shares issued in reinvestment of distributions
Investor Class	-	45,248,658
Service Class	-	1,227,164
Institutional Class	-	3,133,825
Shares redeemed
Investor Class	(170,965,083)	(231,632,334)
Service Class	(4,368,241)	(15,572,330)
Institutional Class	(19,559,510)	(50,660,705)
Net Increase in Net Assets Resulting from Capital Share Transactions	90,549,132	405,580,138
Total Increase in Net Assets	180,383,585	473,341,288
NET ASSETS:
Beginning of period	1,236,182,613	762,841,325
End of period	$1,416,566,198	$1,236,182,613
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	23,619,522	56,441,751
Service Class	158,242	634,798
Institutional Class	598,824	1,736,454
Shares issued in reinvestment of distributions
Investor Class	-	3,982,766
Service Class	-	106,397
Institutional Class	-	275,028
Shares redeemed
Investor Class	(14,632,494)	(20,933,150)
Service Class	(368,128)	(1,403,363)
Institutional Class	(1,648,143)	(4,608,670)
Net Increase	7,727,823	36,232,011
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2035 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(3,646,462)	$43,183,288
Net realized gain	21,346,179	17,017,010
Net change in unrealized appreciation	141,007,502	168,663,832
Net Increase in Net Assets Resulting from Operations	158,707,219	228,864,130
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(46,628,891)
Service Class	-	(20,230,262)
Institutional Class	-	(24,018,578)
From Net Investment Income and Net Realized Gains	0	(90,877,731)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	265,175,702	517,978,756
Service Class	27,656,188	70,962,179
Institutional Class	14,700,203	42,456,447
Shares issued in reinvestment of distributions
Investor Class	-	46,628,891
Service Class	-	20,230,262
Institutional Class	-	24,018,578
Shares redeemed
Investor Class	(142,599,907)	(227,091,161)
Service Class	(74,527,951)	(170,375,383)
Institutional Class	(41,039,702)	(114,299,308)
Net Increase in Net Assets Resulting from Capital Share Transactions	49,364,533	210,509,261
Total Increase in Net Assets	208,071,752	348,495,660
NET ASSETS:
Beginning of period	1,893,759,763	1,545,264,103
End of period	$2,101,831,515	$1,893,759,763
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	17,005,142	35,483,372
Service Class	1,796,779	4,960,153
Institutional Class	2,561,852	7,514,978
Shares issued in reinvestment of distributions
Investor Class	-	3,100,575
Service Class	-	1,368,342
Institutional Class	-	4,265,706
Shares redeemed
Investor Class	(9,104,793)	(15,639,951)
Service Class	(4,845,487)	(11,904,719)
Institutional Class	(7,054,186)	(20,121,913)
Net Increase	359,307	9,026,543
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2040 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(1,978,357)	$19,400,546
Net realized gain	12,297,260	16,607,303
Net change in unrealized appreciation	78,875,062	70,206,254
Net Increase in Net Assets Resulting from Operations	89,193,965	106,214,103
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(35,830,062)
Service Class	-	(1,133,782)
Institutional Class	-	(2,679,135)
From Net Investment Income and Net Realized Gains	0	(39,642,979)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	192,465,973	393,735,017
Service Class	3,841,387	7,349,227
Institutional Class	5,832,980	16,719,056
Shares issued in reinvestment of distributions
Investor Class	-	35,830,062
Service Class	-	1,133,782
Institutional Class	-	2,679,135
Shares redeemed
Investor Class	(96,482,592)	(151,999,352)
Service Class	(6,491,674)	(11,167,129)
Institutional Class	(12,608,310)	(45,487,095)
Net Increase in Net Assets Resulting from Capital Share Transactions	86,557,764	248,792,703
Total Increase in Net Assets	175,751,729	315,363,827
NET ASSETS:
Beginning of period	907,596,540	592,232,713
End of period	$1,083,348,269	$907,596,540
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,772,147	34,813,023
Service Class	310,372	647,505
Institutional Class	479,986	1,474,124
Shares issued in reinvestment of distributions
Investor Class	-	3,073,805
Service Class	-	95,733
Institutional Class	-	227,631
Shares redeemed
Investor Class	(7,926,110)	(13,614,285)
Service Class	(524,279)	(980,230)
Institutional Class	(1,013,060)	(4,025,901)
Net Increase	7,099,056	21,711,405
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2045 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(3,161,581)	$28,150,509
Net realized gain	14,442,710	26,356,990
Net change in unrealized appreciation	133,630,162	137,019,126
Net Increase in Net Assets Resulting from Operations	144,911,291	191,526,625
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(36,661,923)
Service Class	-	(16,501,325)
Institutional Class	-	(19,727,823)
From Net Investment Income and Net Realized Gains	0	(72,891,071)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	170,553,889	351,941,575
Service Class	24,992,349	58,936,796
Institutional Class	12,446,986	31,978,617
Shares issued in reinvestment of distributions
Investor Class	-	36,661,923
Service Class	-	16,501,325
Institutional Class	-	19,727,823
Shares redeemed
Investor Class	(93,372,194)	(147,548,005)
Service Class	(60,401,995)	(129,107,299)
Institutional Class	(22,569,623)	(87,484,238)
Net Increase in Net Assets Resulting from Capital Share Transactions	31,649,412	151,608,517
Total Increase in Net Assets	176,560,703	270,244,071
NET ASSETS:
Beginning of period	1,404,302,355	1,134,058,284
End of period	$1,580,863,058	$1,404,302,355
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,335,396	23,225,677
Service Class	1,613,421	4,155,120
Institutional Class	2,057,062	5,478,041
Shares issued in reinvestment of distributions
Investor Class	-	2,354,006
Service Class	-	1,121,842
Institutional Class	-	3,375,918
Shares redeemed
Investor Class	(5,665,179)	(9,827,042)
Service Class	(3,886,384)	(9,102,573)
Institutional Class	(3,682,674)	(14,903,911)
Net Increase	771,642	5,877,078
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2050 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(1,416,925)	$11,874,526
Net realized gain	8,419,732	15,659,607
Net change in unrealized appreciation	61,092,537	53,169,819
Net Increase in Net Assets Resulting from Operations	68,095,344	80,703,952
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(24,527,158)
Service Class	-	(1,073,232)
Institutional Class	-	(2,692,609)
From Net Investment Income and Net Realized Gains	0	(28,292,999)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	110,016,893	230,966,852
Service Class	3,156,285	5,091,536
Institutional Class	5,419,018	16,230,512
Shares issued in reinvestment of distributions
Investor Class	-	24,527,158
Service Class	-	1,073,232
Institutional Class	-	2,692,609
Shares redeemed
Investor Class	(61,757,243)	(99,709,853)
Service Class	(3,647,864)	(8,781,150)
Institutional Class	(8,288,621)	(38,813,914)
Net Increase in Net Assets Resulting from Capital Share Transactions	44,898,468	133,276,982
Total Increase in Net Assets	112,993,812	185,687,935
NET ASSETS:
Beginning of period	610,066,233	424,378,298
End of period	$723,060,045	$610,066,233
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,371,292	19,167,922
Service Class	238,137	421,099
Institutional Class	412,831	1,352,005
Shares issued in reinvestment of distributions
Investor Class	-	1,978,418
Service Class	-	85,315
Institutional Class	-	215,705
Shares redeemed
Investor Class	(4,722,837)	(8,332,739)
Service Class	(275,965)	(728,846)
Institutional Class	(618,873)	(3,236,582)
Net Increase	3,404,585	10,922,297
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2055 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(1,595,316)	$13,845,364
Net realized gain	13,585,885	16,937,995
Net change in unrealized appreciation	70,515,658	76,783,940
Net Increase in Net Assets Resulting from Operations	82,506,227	107,567,299
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(9,028,185)
Service Class	-	(7,306,354)
Institutional Class	-	(21,334,347)
From Net Investment Income and Net Realized Gains	0	(37,668,886)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	78,151,007	141,135,211
Service Class	27,155,733	56,993,008
Institutional Class	18,659,660	39,012,903
Shares issued in reinvestment of distributions
Investor Class	-	9,028,185
Service Class	-	7,306,354
Institutional Class	-	21,334,347
Shares redeemed
Investor Class	(42,103,204)	(61,269,119)
Service Class	(51,288,228)	(93,200,714)
Institutional Class	(15,878,567)	(68,754,204)
Net Increase in Net Assets Resulting from Capital Share Transactions	14,696,401	51,585,971
Total Increase in Net Assets	97,202,628	121,484,384
NET ASSETS:
Beginning of period	729,412,051	607,927,667
End of period	$826,614,679	$729,412,051
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,565,258	7,152,613
Service Class	1,297,376	3,036,295
Institutional Class	3,802,251	8,192,769
Shares issued in reinvestment of distributions
Investor Class	-	440,633
Service Class	-	372,656
Institutional Class	-	4,525,794
Shares redeemed
Investor Class	(1,925,720)	(3,135,038)
Service Class	(2,435,845)	(4,962,226)
Institutional Class	(3,230,471)	(14,372,507)
Net Increase	1,072,849	1,250,989
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Lifetime 2060 Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income (loss)	$(358,804)	$2,763,982
Net realized gain	2,600,635	9,000,963
Net change in unrealized appreciation	15,654,086	7,395,574
Net Increase in Net Assets Resulting from Operations	17,895,917	19,160,519
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(8,663,426)
Service Class	-	(211,454)
Institutional Class	-	(828,315)
From Net Investment Income and Net Realized Gains	0	(9,703,195)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	43,716,770	72,139,664
Service Class	1,204,606	1,195,322
Institutional Class	1,877,644	7,231,888
Shares issued in reinvestment of distributions
Investor Class	-	8,663,426
Service Class	-	211,454
Institutional Class	-	828,315
Shares redeemed
Investor Class	(21,428,394)	(25,423,870)
Service Class	(1,448,409)	(580,197)
Institutional Class	(2,824,113)	(18,876,856)
Net Increase in Net Assets Resulting from Capital Share Transactions	21,098,104	45,389,146
Total Increase in Net Assets	38,994,021	54,846,470
NET ASSETS:
Beginning of period	146,265,263	91,418,793
End of period	$185,259,284	$146,265,263
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,509,607	6,227,896
Service Class	97,431	105,638
Institutional Class	150,818	633,300
Shares issued in reinvestment of distributions
Investor Class	-	731,091
Service Class	-	17,684
Institutional Class	-	69,316
Shares redeemed
Investor Class	(1,721,129)	(2,212,669)
Service Class	(118,419)	(50,799)
Institutional Class	(222,323)	(1,636,128)
Net Increase	1,695,985	3,885,329
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the periods ended June 30, 2026 and December 31, 2025
Empower Lifetime 2065 Fund	2026 (Unaudited)	2025(a)
OPERATIONS:
Net investment income (loss)	$(375)	$2,745
Net realized gain	2,856	4,320
Net change in unrealized appreciation (depreciation)	15,854	(64)
Net Increase in Net Assets Resulting from Operations	18,335	7,001
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(456)
Service Class	-	(2,535)
Institutional Class	-	(279)
From Net Investment Income and Net Realized Gains	0	(3,270)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	-	19,031
Service Class	26,869	103,784
Institutional Class	56,029	10,009
Shares issued in reinvestment of distributions
Investor Class	-	456
Service Class	-	2,535
Institutional Class	-	279
Shares redeemed
Investor Class	(10,029)	(23)
Service Class	(229)	-
Institutional Class	(15)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	72,625	136,071
Total Increase in Net Assets	90,960	139,802
NET ASSETS:
Beginning of period	139,802	0
End of period	$230,762	$139,802
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	-	1,791
Service Class	2,116	8,927
Institutional Class	4,464	1,000
Shares issued in reinvestment of distributions
Investor Class	-	39
Service Class	-	216
Institutional Class	-	24
Shares redeemed
Investor Class	(806)	(2)
Service Class	(20)	-
Institutional Class	(1)	-
Net Increase	5,753	11,995
(a) Fund commenced operations on January 10, 2025.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$13.76	(0.01)	0.68	0.67	—	—	—	$14.43	4.87% (d)
12/31/2025	$12.95	0.38	0.93	1.31	(0.35)	(0.15)	(0.50)	$13.76	10.14%
12/31/2024	$12.74	0.38	0.44	0.82	(0.35)	(0.26)	(0.61)	$12.95	6.43%
12/31/2023	$12.06	0.33	0.90	1.23	(0.37)	(0.18)	(0.55)	$12.74	10.33%
12/31/2022	$14.83	0.26	(2.07)	(1.81)	(0.26)	(0.70)	(0.96)	$12.06	(12.27%)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
Service Class
06/30/2026 (Unaudited)	$13.75	(0.02)	0.69	0.67	—	—	—	$14.42	4.87% (d)
12/31/2025	$12.94	0.29	0.99	1.28	(0.32)	(0.15)	(0.47)	$13.75	9.92%
12/31/2024	$12.71	0.31	0.50	0.81	(0.32)	(0.26)	(0.58)	$12.94	6.39%
12/31/2023	$12.03	0.31	0.90	1.21	(0.35)	(0.18)	(0.53)	$12.71	10.18%
12/31/2022	$14.79	0.25	(2.07)	(1.82)	(0.24)	(0.70)	(0.94)	$12.03	(12.36%)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
Institutional Class
06/30/2026 (Unaudited)	$7.34	0.01 (e)	0.36	0.37	—	—	—	$7.71	5.04% (d)
12/31/2025	$7.14	0.20	0.55	0.75	(0.40)	(0.15)	(0.55)	$7.34	10.54%
12/31/2024	$7.30	0.23	0.27	0.50	(0.40)	(0.26)	(0.66)	$7.14	6.82%
12/31/2023	$7.15	0.23	0.52	0.75	(0.42)	(0.18)	(0.60)	$7.30	10.69%
12/31/2022	$9.26	0.20	(1.30)	(1.10)	(0.31)	(0.70)	(1.01)	$7.15	(11.95%)
12/31/2021	$9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$9.26	8.85%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$351,707	0.47% (h)	0.42% (h)	(0.16%) (h)	11% (d)
12/31/2025	$334,896	0.47%	0.42%	2.80%	32%
12/31/2024	$300,597	0.47%	0.42%	2.87%	14%
12/31/2023	$296,360	0.47%	0.42%	2.63%	14%
12/31/2022	$311,878	0.47%	0.43%	2.00%	17%
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
Service Class
06/30/2026 (Unaudited)	$74,047	0.57% (h)	0.52% (h)	(0.26%) (h)	11% (d)
12/31/2025	$82,667	0.57%	0.52%	2.16%	32%
12/31/2024	$111,207	0.57%	0.52%	2.32%	14%
12/31/2023	$143,675	0.57%	0.52%	2.53%	14%
12/31/2022	$182,845	0.57%	0.53%	1.86%	17%
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
Institutional Class
06/30/2026 (Unaudited)	$25,966	0.12% (h)	0.07% (h)	0.19% (h)	11% (d)
12/31/2025	$34,850	0.12%	0.07%	2.63%	32%
12/31/2024	$48,556	0.12%	0.07%	3.11%	14%
12/31/2023	$55,632	0.12%	0.07%	3.17%	14%
12/31/2022	$51,615	0.12%	0.08%	2.48%	17%
12/31/2021	$61,545	0.12%	0.08%	2.45%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$10.84	(0.01)	0.59	0.58	—	—	—	$11.42	5.35% (d)
12/31/2025	$10.23	0.32	0.77	1.09	(0.29)	(0.19)	(0.48)	$10.84	10.69%
12/31/2024	$9.95	0.32	0.37	0.69	(0.30)	(0.11)	(0.41)	$10.23	6.95%
12/31/2023	$9.39	0.26	0.76	1.02	(0.27)	(0.19)	(0.46)	$9.95	10.97%
12/31/2022	$11.70	0.20	(1.71)	(1.51)	(0.21)	(0.59)	(0.80)	$9.39	(12.95%)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
Service Class
06/30/2026 (Unaudited)	$11.01	(0.02)	0.60	0.58	—	—	—	$11.59	5.27% (d)
12/31/2025	$10.38	0.28	0.82	1.10	(0.28)	(0.19)	(0.47)	$11.01	10.59%
12/31/2024	$10.08	0.27	0.41	0.68	(0.27)	(0.11)	(0.38)	$10.38	6.76%
12/31/2023	$9.50	0.28	0.74	1.02	(0.25)	(0.19)	(0.44)	$10.08	10.86%
12/31/2022	$11.81	0.23	(1.76)	(1.53)	(0.19)	(0.59)	(0.78)	$9.50	(12.97%)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
Institutional Class
06/30/2026 (Unaudited)	$10.84	0.01 (e)	0.59	0.60	—	—	—	$11.44	5.54% (d)
12/31/2025	$10.22	0.31	0.83	1.14	(0.33)	(0.19)	(0.52)	$10.84	11.14%
12/31/2024	$9.94	0.35	0.37	0.72	(0.33)	(0.11)	(0.44)	$10.22	7.28%
12/31/2023	$9.40	0.30	0.75	1.05	(0.32)	(0.19)	(0.51)	$9.94	11.30%
12/31/2022	$11.73	0.24	(1.72)	(1.48)	(0.26)	(0.59)	(0.85)	$9.40	(12.61%)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$516,051	0.47% (h)	0.43% (h)	(0.21%) (h)	11% (d)
12/31/2025	$486,143	0.47%	0.43%	2.98%	30%
12/31/2024	$381,420	0.47%	0.43%	3.07%	17%
12/31/2023	$320,587	0.47%	0.43%	2.67%	27%
12/31/2022	$319,793	0.47%	0.44%	1.93%	30%
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
Service Class
06/30/2026 (Unaudited)	$8,592	0.57% (h)	0.53% (h)	(0.31%) (h)	11% (d)
12/31/2025	$9,523	0.57%	0.53%	2.61%	30%
12/31/2024	$10,863	0.57%	0.53%	2.55%	17%
12/31/2023	$16,806	0.57%	0.53%	2.89%	27%
12/31/2022	$17,343	0.57%	0.54%	2.22%	30%
12/31/2021	$24,730	0.57%	0.54%	2.23%	26%
Institutional Class
06/30/2026 (Unaudited)	$18,021	0.12% (h)	0.08% (h)	0.14% (h)	11% (d)
12/31/2025	$20,681	0.12%	0.08%	2.95%	30%
12/31/2024	$29,570	0.12%	0.08%	3.42%	17%
12/31/2023	$30,257	0.12%	0.08%	3.06%	27%
12/31/2022	$34,008	0.12%	0.09%	2.28%	30%
12/31/2021	$46,048	0.12%	0.09%	2.90%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$14.69	(0.02)	0.91	0.89	—	—	—	$15.58	6.06% (d)
12/31/2025	$13.71	0.45	1.15	1.60	(0.34)	(0.28)	(0.62)	$14.69	11.70%
12/31/2024	$13.40	0.45	0.54	0.99	(0.34)	(0.34)	(0.68)	$13.71	7.33%
12/31/2023	$12.52	0.34	1.13	1.47	(0.31)	(0.28)	(0.59)	$13.40	11.91%
12/31/2022	$15.65	0.26	(2.42)	(2.16)	(0.23)	(0.74)	(0.97)	$12.52	(13.83%)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
Service Class
06/30/2026 (Unaudited)	$14.72	(0.03)	0.91	0.88	—	—	—	$15.60	5.98% (d)
12/31/2025	$13.72	0.31	1.28	1.59	(0.31)	(0.28)	(0.59)	$14.72	11.57%
12/31/2024	$13.38	0.34	0.65	0.99	(0.31)	(0.34)	(0.65)	$13.72	7.34%
12/31/2023	$12.50	0.32	1.13	1.45	(0.29)	(0.28)	(0.57)	$13.38	11.72%
12/31/2022	$15.61	0.23	(2.39)	(2.16)	(0.21)	(0.74)	(0.95)	$12.50	(13.88%)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
Institutional Class
06/30/2026 (Unaudited)	$5.93	0.00 (e)(f)	0.37	0.37	—	—	—	$6.30	6.24% (d)
12/31/2025	$5.89	0.16	0.55	0.71	(0.39)	(0.28)	(0.67)	$5.93	12.06%
12/31/2024	$6.13	0.21	0.27	0.48	(0.38)	(0.34)	(0.72)	$5.89	7.83%
12/31/2023	$6.07	0.20	0.52	0.72	(0.38)	(0.28)	(0.66)	$6.13	12.18%
12/31/2022	$8.20	0.16	(1.26)	(1.10)	(0.29)	(0.74)	(1.03)	$6.07	(13.43%)
12/31/2021	$8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$8.20	10.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/30/2026 (Unaudited)	$1,381,065	0.47% (i)	0.44% (i)	(0.26%) (i)	12% (d)
12/31/2025	$1,209,556	0.47%	0.44%	3.14%	35%
12/31/2024	$799,709	0.47%	0.44%	3.24%	20%
12/31/2023	$577,246	0.47%	0.44%	2.64%	20%
12/31/2022	$541,300	0.47%	0.44%	1.88%	20%
12/31/2021	$655,221	0.47%	0.45%	2.43%	29%
Service Class
06/30/2026 (Unaudited)	$283,547	0.57% (i)	0.54% (i)	(0.36%) (i)	12% (d)
12/31/2025	$307,077	0.57%	0.54%	2.18%	35%
12/31/2024	$392,833	0.57%	0.54%	2.47%	20%
12/31/2023	$463,127	0.57%	0.54%	2.45%	20%
12/31/2022	$541,410	0.57%	0.54%	1.67%	20%
12/31/2021	$764,922	0.57%	0.55%	2.00%	29%
Institutional Class
06/30/2026 (Unaudited)	$119,239	0.12% (i)	0.09% (i)	0.09% (i)	12% (d)
12/31/2025	$132,183	0.12%	0.09%	2.60%	35%
12/31/2024	$174,511	0.12%	0.09%	3.25%	20%
12/31/2023	$178,282	0.12%	0.09%	3.13%	20%
12/31/2022	$180,371	0.12%	0.09%	2.29%	20%
12/31/2021	$188,094	0.12%	0.10%	2.66%	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$11.35	(0.02)	0.81	0.79	—	—	—	$12.14	6.96% (d)
12/31/2025	$10.49	0.36	1.00	1.36	(0.29)	(0.21)	(0.50)	$11.35	12.97%
12/31/2024	$10.25	0.36	0.47	0.83	(0.30)	(0.29)	(0.59)	$10.49	8.06%
12/31/2023	$9.56	0.27	0.96	1.23	(0.26)	(0.28)	(0.54)	$10.25	13.07%
12/31/2022	$12.22	0.19	(1.98)	(1.79)	(0.19)	(0.68)	(0.87)	$9.56	(14.62%)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
Service Class
06/30/2026 (Unaudited)	$11.54	(0.02)	0.82	0.80	—	—	—	$12.34	6.93% (d)
12/31/2025	$10.65	0.26	1.10	1.36	(0.26)	(0.21)	(0.47)	$11.54	12.80%
12/31/2024	$10.38	0.29	0.54	0.83	(0.27)	(0.29)	(0.56)	$10.65	7.98%
12/31/2023	$9.67	0.26	0.97	1.23	(0.24)	(0.28)	(0.52)	$10.38	12.93%
12/31/2022	$12.34	0.19	(2.01)	(1.82)	(0.17)	(0.68)	(0.85)	$9.67	(14.72%)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
Institutional Class
06/30/2026 (Unaudited)	$11.38	0.00 (e)(f)	0.82	0.82	—	—	—	$12.20	7.21% (d)
12/31/2025	$10.51	0.29	1.10	1.39	(0.31)	(0.21)	(0.52)	$11.38	13.30%
12/31/2024	$10.25	0.37	0.51	0.88	(0.33)	(0.29)	(0.62)	$10.51	8.54%
12/31/2023	$9.58	0.30	0.96	1.26	(0.31)	(0.28)	(0.59)	$10.25	13.34%
12/31/2022	$12.26	0.24	(1.99)	(1.75)	(0.25)	(0.68)	(0.93)	$9.58	(14.29%)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/30/2026 (Unaudited)	$1,328,914	0.47% (i)	0.45% (i)	(0.32%) (i)	11% (d)
12/31/2025	$1,139,981	0.47%	0.45%	3.27%	26%
12/31/2024	$639,666	0.47%	0.45%	3.38%	13%
12/31/2023	$406,535	0.47%	0.45%	2.70%	26%
12/31/2022	$332,604	0.47%	0.45%	1.77%	26%
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
Service Class
06/30/2026 (Unaudited)	$29,774	0.57% (i)	0.55% (i)	(0.42%) (i)	11% (d)
12/31/2025	$30,261	0.57%	0.55%	2.29%	26%
12/31/2024	$34,979	0.57%	0.55%	2.67%	13%
12/31/2023	$36,594	0.57%	0.55%	2.56%	26%
12/31/2022	$35,169	0.57%	0.55%	1.82%	26%
12/31/2021	$46,395	0.57%	0.55%	2.39%	25%
Institutional Class
06/30/2026 (Unaudited)	$57,879	0.12% (i)	0.10% (i)	0.03% (i)	11% (d)
12/31/2025	$65,940	0.12%	0.10%	2.59%	26%
12/31/2024	$88,197	0.12%	0.10%	3.46%	13%
12/31/2023	$73,954	0.12%	0.10%	3.00%	26%
12/31/2022	$64,855	0.12%	0.10%	2.22%	26%
12/31/2021	$76,991	0.12%	0.10%	3.03%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$15.11	(0.03)	1.27	1.24	—	—	—	$16.35	8.21% (d)
12/31/2025	$13.78	0.41	1.55	1.96	(0.29)	(0.34)	(0.63)	$15.11	14.35%
12/31/2024	$13.38	0.42	0.81	1.23	(0.30)	(0.53)	(0.83)	$13.78	9.19%
12/31/2023	$12.22	0.31	1.43	1.74	(0.26)	(0.32)	(0.58)	$13.38	14.40%
12/31/2022	$15.70	0.24	(2.69)	(2.45)	(0.19)	(0.84)	(1.03)	$12.22	(15.62%)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
Service Class
06/30/2026 (Unaudited)	$14.88	(0.04)	1.25	1.21	—	—	—	$16.09	8.13% (d)
12/31/2025	$13.57	0.30	1.61	1.91	(0.26)	(0.34)	(0.60)	$14.88	14.21%
12/31/2024	$13.18	0.34	0.85	1.19	(0.27)	(0.53)	(0.80)	$13.57	9.06%
12/31/2023	$12.03	0.30	1.40	1.70	(0.23)	(0.32)	(0.55)	$13.18	14.32%
12/31/2022	$15.46	0.20	(2.62)	(2.42)	(0.17)	(0.84)	(1.01)	$12.03	(15.70%)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
Institutional Class
06/30/2026 (Unaudited)	$5.54	(0.00) (e)	0.47	0.47	—	—	—	$6.01	8.48% (d)
12/31/2025	$5.44	0.14	0.64	0.78	(0.34)	(0.34)	(0.68)	$5.54	14.63%
12/31/2024	$5.77	0.20	0.35	0.55	(0.35)	(0.53)	(0.88)	$5.44	9.54%
12/31/2023	$5.61	0.17	0.64	0.81	(0.33)	(0.32)	(0.65)	$5.77	14.91%
12/31/2022	$7.92	0.14	(1.34)	(1.20)	(0.27)	(0.84)	(1.11)	$5.61	(15.29%)
12/31/2021	$8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$7.92	13.83%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$1,424,775	0.47% (h)	0.46% (h)	(0.38%) (h)	12% (d)
12/31/2025	$1,197,684	0.47%	0.46%	2.80%	37%
12/31/2024	$775,753	0.47%	0.46%	2.98%	16%
12/31/2023	$574,908	0.47%	0.46%	2.41%	23%
12/31/2022	$487,896	0.47%	0.46%	1.75%	22%
12/31/2021	$549,911	0.47%	0.46%	2.84%	29%
Service Class
06/30/2026 (Unaudited)	$483,381	0.57% (h)	0.56% (h)	(0.48%) (h)	12% (d)
12/31/2025	$492,441	0.57%	0.56%	2.12%	37%
12/31/2024	$524,495	0.57%	0.56%	2.49%	16%
12/31/2023	$566,915	0.57%	0.56%	2.38%	23%
12/31/2022	$607,917	0.57%	0.56%	1.47%	22%
12/31/2021	$848,269	0.57%	0.56%	2.26%	29%
Institutional Class
06/30/2026 (Unaudited)	$193,675	0.12% (h)	0.11% (h)	(0.03%) (h)	12% (d)
12/31/2025	$203,635	0.12%	0.11%	2.45%	37%
12/31/2024	$245,015	0.12%	0.11%	3.29%	16%
12/31/2023	$211,088	0.12%	0.11%	2.97%	23%
12/31/2022	$192,523	0.12%	0.11%	2.16%	22%
12/31/2021	$209,808	0.12%	0.11%	2.77%	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$11.71	(0.03)	1.13	1.10	—	—	—	$12.81	9.39% (d)
12/31/2025	$10.62	0.31	1.35	1.66	(0.26)	(0.31)	(0.57)	$11.71	15.68%
12/31/2024	$10.28	0.32	0.72	1.04	(0.28)	(0.42)	(0.70)	$10.62	10.19%
12/31/2023	$9.38	0.25	1.21	1.46	(0.24)	(0.32)	(0.56)	$10.28	15.73%
12/31/2022	$12.40	0.17	(2.19)	(2.02)	(0.17)	(0.83)	(1.00)	$9.38	(16.30%)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
Service Class
06/30/2026 (Unaudited)	$11.94	(0.03)	1.14	1.11	—	—	—	$13.05	9.30% (d)
12/31/2025	$10.80	0.24	1.44	1.68	(0.23)	(0.31)	(0.54)	$11.94	15.66%
12/31/2024	$10.43	0.25	0.79	1.04	(0.25)	(0.42)	(0.67)	$10.80	10.06%
12/31/2023	$9.50	0.23	1.23	1.46	(0.21)	(0.32)	(0.53)	$10.43	15.61%
12/31/2022	$12.53	0.18	(2.23)	(2.05)	(0.15)	(0.83)	(0.98)	$9.50	(16.41%)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
Institutional Class
06/30/2026 (Unaudited)	$11.84	(0.00) (e)	1.13	1.13	—	—	—	$12.97	9.54% (d)
12/31/2025	$10.71	0.26	1.46	1.72	(0.28)	(0.31)	(0.59)	$11.84	16.20%
12/31/2024	$10.36	0.38	0.70	1.08	(0.31)	(0.42)	(0.73)	$10.71	10.51%
12/31/2023	$9.46	0.29	1.21	1.50	(0.28)	(0.32)	(0.60)	$10.36	16.10%
12/31/2022	$12.51	0.21	(2.21)	(2.00)	(0.22)	(0.83)	(1.05)	$9.46	(16.00%)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$1,010,421	0.47% (h)	0.46% (h)	(0.42%) (h)	10% (d)
12/31/2025	$832,106	0.47%	0.46%	2.77%	31%
12/31/2024	$496,463	0.47%	0.46%	2.95%	12%
12/31/2023	$336,555	0.47%	0.46%	2.52%	19%
12/31/2022	$252,781	0.47%	0.46%	1.65%	24%
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
Service Class
06/30/2026 (Unaudited)	$24,326	0.57% (h)	0.56% (h)	(0.52%) (h)	10% (d)
12/31/2025	$24,811	0.57%	0.56%	2.11%	31%
12/31/2024	$25,005	0.57%	0.56%	2.24%	12%
12/31/2023	$25,253	0.57%	0.56%	2.27%	19%
12/31/2022	$25,728	0.57%	0.56%	1.67%	24%
12/31/2021	$38,173	0.57%	0.56%	2.66%	24%
Institutional Class
06/30/2026 (Unaudited)	$48,601	0.12% (h)	0.11% (h)	(0.07%) (h)	10% (d)
12/31/2025	$50,680	0.12%	0.11%	2.33%	31%
12/31/2024	$70,765	0.12%	0.11%	3.46%	12%
12/31/2023	$55,535	0.12%	0.11%	2.85%	19%
12/31/2022	$44,836	0.12%	0.11%	1.99%	24%
12/31/2021	$58,214	0.12%	0.11%	3.22%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$15.76	(0.04)	1.64	1.60	—	—	—	$17.36	10.15% (d)
12/31/2025	$14.13	0.38	1.96	2.34	(0.26)	(0.45)	(0.71)	$15.76	16.71%
12/31/2024	$13.56	0.39	1.07	1.46	(0.27)	(0.62)	(0.89)	$14.13	10.82%
12/31/2023	$12.15	0.29	1.72	2.01	(0.23)	(0.37)	(0.60)	$13.56	16.73%
12/31/2022	$15.97	0.22	(2.90)	(2.68)	(0.18)	(0.96)	(1.14)	$12.15	(16.82%)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
Service Class
06/30/2026 (Unaudited)	$14.91	(0.04)	1.56	1.52	—	—	—	$16.43	10.19% (d)
12/31/2025	$13.40	0.27	1.92	2.19	(0.23)	(0.45)	(0.68)	$14.91	16.52%
12/31/2024	$12.89	0.32	1.06	1.38	(0.25)	(0.62)	(0.87)	$13.40	10.75%
12/31/2023	$11.57	0.26	1.63	1.89	(0.20)	(0.37)	(0.57)	$12.89	16.57%
12/31/2022	$15.26	0.17	(2.75)	(2.58)	(0.15)	(0.96)	(1.11)	$11.57	(16.92%)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
Institutional Class
06/30/2026 (Unaudited)	$5.79	(0.00) (e)	0.60	0.60	—	—	—	$6.39	10.36% (d)
12/31/2025	$5.61	0.13	0.81	0.94	(0.31)	(0.45)	(0.76)	$5.79	17.15%
12/31/2024	$5.90	0.19	0.47	0.66	(0.33)	(0.62)	(0.95)	$5.61	11.17%
12/31/2023	$5.63	0.17	0.77	0.94	(0.30)	(0.37)	(0.67)	$5.90	17.19%
12/31/2022	$8.19	0.14	(1.49)	(1.35)	(0.25)	(0.96)	(1.21)	$5.63	(16.54%)
12/31/2021	$8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$8.19	16.39%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$1,063,601	0.47% (h)	0.47% (h)	(0.44%) (h)	12% (d)
12/31/2025	$891,657	0.47%	0.47%	2.49%	39%
12/31/2024	$577,099	0.47%	0.47%	2.69%	15%
12/31/2023	$431,493	0.47%	0.47%	2.27%	19%
12/31/2022	$322,379	0.47%	0.47%	1.66%	21%
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
Service Class
06/30/2026 (Unaudited)	$353,895	0.57% (h)	0.57% (h)	(0.54%) (h)	12% (d)
12/31/2025	$355,232	0.57%	0.57%	1.88%	39%
12/31/2024	$370,445	0.57%	0.57%	2.32%	15%
12/31/2023	$385,495	0.57%	0.57%	2.15%	19%
12/31/2022	$397,179	0.57%	0.57%	1.34%	21%
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
Institutional Class
06/30/2026 (Unaudited)	$163,367	0.12% (h)	0.12% (h)	(0.09%) (h)	12% (d)
12/31/2025	$157,414	0.12%	0.12%	2.24%	39%
12/31/2024	$186,514	0.12%	0.12%	3.01%	15%
12/31/2023	$161,066	0.12%	0.12%	2.80%	19%
12/31/2022	$136,504	0.12%	0.12%	2.05%	21%
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$12.52	(0.03)	1.38	1.35	—	—	—	$13.87	10.78% (d)
12/31/2025	$11.23	0.29	1.64	1.93	(0.25)	(0.39)	(0.64)	$12.52	17.26%
12/31/2024	$10.83	0.32	0.88	1.20	(0.28)	(0.52)	(0.80)	$11.23	11.14%
12/31/2023	$9.76	0.25	1.39	1.64	(0.23)	(0.34)	(0.57)	$10.83	17.05%
12/31/2022	$12.96	0.19	(2.39)	(2.20)	(0.17)	(0.83)	(1.00)	$9.76	(16.95%)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
Service Class
06/30/2026 (Unaudited)	$12.74	(0.04)	1.41	1.37	—	—	—	$14.11	10.75% (d)
12/31/2025	$11.40	0.23	1.72	1.95	(0.22)	(0.39)	(0.61)	$12.74	17.22%
12/31/2024	$10.97	0.27	0.93	1.20	(0.25)	(0.52)	(0.77)	$11.40	11.02%
12/31/2023	$9.87	0.26	1.38	1.64	(0.20)	(0.34)	(0.54)	$10.97	16.86%
12/31/2022	$13.08	0.16	(2.39)	(2.23)	(0.15)	(0.83)	(0.98)	$9.87	(17.07%)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
Institutional Class
06/30/2026 (Unaudited)	$12.61	(0.01)	1.40	1.39	—	—	—	$14.00	11.02% (d)
12/31/2025	$11.29	0.26	1.73	1.99	(0.28)	(0.39)	(0.67)	$12.61	17.71%
12/31/2024	$10.88	0.36	0.88	1.24	(0.31)	(0.52)	(0.83)	$11.29	11.49%
12/31/2023	$9.81	0.32	1.36	1.68	(0.27)	(0.34)	(0.61)	$10.88	17.43%
12/31/2022	$13.03	0.20	(2.37)	(2.17)	(0.22)	(0.83)	(1.05)	$9.81	(16.65%)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2026 (Unaudited)	$648,822	0.47% (g)	0.47% (g)	(0.46%) (g)	9% (d)
12/31/2025	$540,035	0.47%	0.47%	2.43%	33%
12/31/2024	$340,307	0.47%	0.47%	2.74%	12%
12/31/2023	$240,701	0.47%	0.47%	2.43%	12%
12/31/2022	$144,747	0.47%	0.47%	1.76%	20%
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
Service Class
06/30/2026 (Unaudited)	$24,402	0.57% (g)	0.57% (g)	(0.56%) (g)	9% (d)
12/31/2025	$22,522	0.57%	0.57%	1.90%	33%
12/31/2024	$22,694	0.57%	0.57%	2.34%	12%
12/31/2023	$23,385	0.57%	0.57%	2.44%	12%
12/31/2022	$22,872	0.57%	0.57%	1.42%	20%
12/31/2021	$33,950	0.57%	0.57%	2.72%	24%
Institutional Class
06/30/2026 (Unaudited)	$49,836	0.12% (g)	0.12% (g)	(0.11%) (g)	9% (d)
12/31/2025	$47,509	0.12%	0.12%	2.18%	33%
12/31/2024	$61,377	0.12%	0.12%	3.12%	12%
12/31/2023	$46,790	0.12%	0.12%	3.02%	12%
12/31/2022	$35,495	0.12%	0.12%	1.81%	20%
12/31/2021	$43,569	0.12%	0.12%	3.47%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$20.88	(0.05)	2.38	2.33	—	—	—	$23.21	11.16% (d)
12/31/2025	$18.29	0.47	2.76	3.23	(0.21)	(0.43)	(0.64)	$20.88	17.71%
12/31/2024	$17.17	0.52	1.37	1.89	(0.22)	(0.55)	(0.77)	$18.29	11.10%
12/31/2023	$15.20	0.37	2.20	2.57	(0.20)	(0.40)	(0.60)	$17.17	17.06%
12/31/2022	$19.79	0.28	(3.67)	(3.39)	(0.16)	(1.04)	(1.20)	$15.20	(17.13%)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
Service Class
06/30/2026 (Unaudited)	$20.05	(0.06)	2.29	2.23	—	—	—	$22.28	11.12% (d)
12/31/2025	$17.58	0.34	2.73	3.07	(0.17)	(0.43)	(0.60)	$20.05	17.54%
12/31/2024	$16.52	0.37	1.44	1.81	(0.20)	(0.55)	(0.75)	$17.58	11.00%
12/31/2023	$14.64	0.33	2.12	2.45	(0.17)	(0.40)	(0.57)	$16.52	16.88%
12/31/2022	$19.08	0.22	(3.49)	(3.27)	(0.13)	(1.04)	(1.17)	$14.64	(17.16%)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
Institutional Class
06/30/2026 (Unaudited)	$4.66	(0.00) (e)	0.53	0.53	—	—	—	$5.19	11.37% (d)
12/31/2025	$4.55	0.11	0.70	0.81	(0.27)	(0.43)	(0.70)	$4.66	18.18%
12/31/2024	$4.85	0.16	0.38	0.54	(0.29)	(0.55)	(0.84)	$4.55	11.41%
12/31/2023	$4.73	0.14	0.67	0.81	(0.29)	(0.40)	(0.69)	$4.85	17.52%
12/31/2022	$7.24	0.12	(1.34)	(1.22)	(0.25)	(1.04)	(1.29)	$4.73	(16.90%)
12/31/2021	$7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$7.24	16.54%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2026 (Unaudited)	$407,052	0.47% (h)	0.47% (h)	(0.46%) (h)	12% (d)
12/31/2025	$331,964	0.47%	0.47%	2.36%	43%
12/31/2024	$209,285	0.47%	0.47%	2.83%	15%
12/31/2023	$142,460	0.47%	0.47%	2.30%	19%
12/31/2022	$93,973	0.47%	0.47%	1.69%	22%
12/31/2021	$85,259	0.47%	0.47%	3.39%	32%
Service Class
06/30/2026 (Unaudited)	$245,171	0.57% (h)	0.57% (h)	(0.56%) (h)	12% (d)
12/31/2025	$243,500	0.57%	0.57%	1.80%	43%
12/31/2024	$240,746	0.57%	0.57%	2.09%	15%
12/31/2023	$236,790	0.57%	0.57%	2.10%	19%
12/31/2022	$230,635	0.57%	0.57%	1.36%	22%
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
Institutional Class
06/30/2026 (Unaudited)	$174,392	0.12% (h)	0.12% (h)	(0.11%) (h)	12% (d)
12/31/2025	$153,949	0.12%	0.12%	2.22%	43%
12/31/2024	$157,897	0.12%	0.12%	3.10%	15%
12/31/2023	$123,224	0.12%	0.12%	2.82%	19%
12/31/2022	$92,095	0.12%	0.12%	1.99%	22%
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$11.81	(0.03)	1.38	1.35	—	—	—	$13.16	11.43% (d)
12/31/2025	$10.75	0.29	1.63	1.92	(0.23)	(0.63)	(0.86)	$11.81	17.97%
12/31/2024	$10.32	0.33	0.79	1.12	(0.26)	(0.43)	(0.69)	$10.75	10.90%
12/31/2023	$9.26	0.27	1.28	1.55	(0.25)	(0.24)	(0.49)	$10.32	16.97%
12/31/2022	$12.19	0.19	(2.27)	(2.08)	(0.21)	(0.64)	(0.85)	$9.26	(17.10%)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
Service Class
06/30/2026 (Unaudited)	$11.93	(0.03)	1.38	1.35	—	—	—	$13.28	11.32% (d)
12/31/2025	$10.85	0.25	1.67	1.92	(0.21)	(0.63)	(0.84)	$11.93	17.82%
12/31/2024	$10.39	0.27	0.85	1.12	(0.23)	(0.43)	(0.66)	$10.85	10.81%
12/31/2023	$9.31	0.31	1.24	1.55	(0.23)	(0.24)	(0.47)	$10.39	16.89%
12/31/2022	$12.25	0.19	(2.29)	(2.10)	(0.20)	(0.64)	(0.84)	$9.31	(17.15%)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
Institutional Class
06/30/2026 (Unaudited)	$11.92	(0.01)	1.39	1.38	—	—	—	$13.30	11.58% (d)
12/31/2025	$10.82	0.20	1.78	1.98	(0.25)	(0.63)	(0.88)	$11.92	18.43%
12/31/2024	$10.37	0.38	0.79	1.17	(0.29)	(0.43)	(0.72)	$10.82	11.33%
12/31/2023	$9.31	0.30	1.29	1.59	(0.29)	(0.24)	(0.53)	$10.37	17.35%
12/31/2022	$12.23	0.26	(2.32)	(2.06)	(0.22)	(0.64)	(0.86)	$9.31	(16.84%)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2026 (Unaudited)	$171,946	0.47% (g)	0.47% (g)	(0.46%) (g)	11% (d)
12/31/2025	$133,225	0.47%	0.47%	2.54%	43%
12/31/2024	$70,255	0.47%	0.47%	2.97%	18%
12/31/2023	$40,984	0.47%	0.47%	2.79%	17%
12/31/2022	$18,430	0.47%	0.47%	1.83%	32%
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
Service Class
06/30/2026 (Unaudited)	$3,252	0.57% (g)	0.57% (g)	(0.56%) (g)	11% (d)
12/31/2025	$3,171	0.57%	0.57%	2.14%	43%
12/31/2024	$2,098	0.57%	0.57%	2.43%	18%
12/31/2023	$1,727	0.57%	0.57%	3.09%	17%
12/31/2022	$830	0.57%	0.57%	1.89%	32%
12/31/2021	$805	0.57%	0.57%	4.12%	46%
Institutional Class
06/30/2026 (Unaudited)	$10,061	0.12% (g)	0.12% (g)	(0.11%) (g)	11% (d)
12/31/2025	$9,869	0.12%	0.12%	1.72%	43%
12/31/2024	$19,066	0.12%	0.12%	3.43%	18%
12/31/2023	$11,065	0.12%	0.12%	2.98%	17%
12/31/2022	$6,786	0.12%	0.12%	2.57%	32%
12/31/2021	$3,245	0.12%	0.12%	3.97%	46%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$11.70	(0.03)	1.37	1.34	-	-	-	$13.04	11.45% (d)
12/31/2025 (e)	$10.00	(0.24)	2.20	1.96	(0.24)	(0.02)	(0.26)	$11.70	19.54% (d)
Service Class
06/30/2026 (Unaudited)	$11.64	(0.03)	1.37	1.34	-	-	-	$12.98	11.51% (d)
12/31/2025 (e)	$10.00	2.61	(0.69)	1.92	(0.26)	(0.02)	(0.28)	$11.64	19.22% (d)
Institutional Class
06/30/2026 (Unaudited)	$11.69	(0.01)	1.37	1.36	-	-	-	$13.05	11.63% (d)
12/31/2025 (e)	$10.00	(0.43)	2.40	1.97	(0.26)	(0.02)	(0.28)	$11.69	19.67% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$13	0.47%(h)	0.47%(h)	(0.46%)(h)	11%(d)
12/31/2025 (e)	$21	0.47%(h)	0.47%(h)	(2.21%)(h)	20%(d)
Service Class
06/30/2026 (Unaudited)	$146	0.56%(h)	0.55%(h)	(0.54%)(h)	11%(d)
12/31/2025 (e)	$106	0.57%(h)	0.50%(h)	23.96%(h)	20%(d)
Institutional Class
06/30/2026 (Unaudited)	$72	0.12%(h)	0.12%(h)	(0.10%)(h)	11%(d)
12/31/2025 (e)	$12	0.12%(h)	0.12%(h)	(4.06%)(h)	20%(d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 10, 2025.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund - seeks income and secondarily, capital growth.
Empower Lifetime 2030 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2035 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2040 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2045 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2050 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2055 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2060 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2060, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2065 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2065, the Fund seeks income and secondarily, capital growth.
The Funds each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2026

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2026, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carry forwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 30, 2026

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2026 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Lifetime 2015 Fund	$424,933,273	$37,350,493	$(10,397,891)	$26,952,602
Empower Lifetime 2020 Fund	503,798,869	44,134,454	(5,069,778)	39,064,676
Empower Lifetime 2025 Fund	1,644,553,095	159,044,606	(19,083,010)	139,961,596
Empower Lifetime 2030 Fund	1,294,196,208	129,832,351	(6,930,193)	122,902,158
Empower Lifetime 2035 Fund	1,856,596,294	259,922,171	(13,875,245)	246,046,926
Empower Lifetime 2040 Fund	949,814,087	137,542,539	(3,591,274)	133,951,265
Empower Lifetime 2045 Fund	1,347,309,614	240,692,497	(6,525,189)	234,167,308
Empower Lifetime 2050 Fund	615,689,299	109,875,164	(2,227,026)	107,648,138
Empower Lifetime 2055 Fund	694,117,982	134,811,623	(2,021,021)	132,790,602
Empower Lifetime 2060 Fund	161,609,717	24,223,545	(503,847)	23,719,698
Empower Lifetime 2065 Fund	215,209	16,502	(871)	15,631
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds have entered into an investment advisory agreements with, ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Effective April 30, 2026, ECM further contractually agreed to waive 0.01% of its management fees for the Empower Lifetime 2055, Empower Lifetime 2060 and Empower Lifetime 2065 Funds. The agreement’s current term ends on April 30, 2027 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America.  Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Service Class of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service

Semi-Annual Report - June 30, 2026

Class shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by ECM in consideration for ECM providing initial capital to the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,145,000 for the period ended June 30, 2026.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2026, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 46.91%
Empower Bond Index Fund Institutional Class	4,938,745	$42,055,896	$4,214,674	$6,577,733	$(1,201,369)	$1,496,299	$-	$-	$41,189,136
Empower Core Bond Fund Institutional Class	2,885,927	25,251,991	2,502,443	3,921,913	(729,910)	871,018	-	-	24,703,539
Empower Global Bond Fund Institutional Class	2,526,865	19,705,371	2,194,189	2,443,763	(364,163)	127,405	-	-	19,583,202
Empower High Yield Bond Fund Institutional Class	1,129,556	13,062,012	696,316	1,692,028	184,257	562,138	-	-	12,628,438
Empower Inflation-Protected Securities Fund Institutional Class	6,813,240	59,681,279	8,544,434	7,423,078	(914,582)	1,470,378	-	-	62,273,013
Empower Multi-Sector Bond Fund Institutional Class	2,926,239	25,057,543	2,273,218	3,719,132	(620,280)	910,252	-	-	24,521,881
Empower Short Duration Bond Fund Institutional Class	2,773,164	26,155,682	3,405,953	2,957,760	(131,032)	379,008	-	-	26,982,883
					(3,777,079)	5,816,498	0	0	211,882,092
EQUITY MUTUAL FUNDS 37.88%
Empower Emerging Markets Equity Fund Institutional Class	279,126	4,785,290	248,351	1,072,314	840,400	415,363	-	-	4,376,690
Empower International Growth Fund Institutional Class	818,451	8,368,254	627,970	1,109,968	168,647	249,152	-	-	8,135,408
Empower International Index Fund Institutional Class	1,198,171	17,866,689	946,033	2,593,364	767,570	938,455	-	-	17,157,813

Semi-Annual Report - June 30, 2026

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
Empower International Value Fund Institutional Class	818,246	$9,440,122	$501,885	$1,165,970	$379,471	$314,675	$-	$-	$9,090,712
Empower Large Cap Growth Fund Institutional Class	1,023,016	12,592,604	2,178,121	1,632,118	850,858	109,449	-	-	13,248,056
Empower Large Cap Value Fund Institutional Class	1,849,960	13,606,783	1,383,502	2,152,730	239,553	1,481,137	-	-	14,318,692
Empower Mid Cap Value Fund Institutional Class	1,215,771	14,371,910	698,839	4,898,333	168,044	1,498,985	-	-	11,671,401
Empower Real Estate Index Fund Institutional Class	1,296,824	12,298,863	665,294	2,187,669	176,919	1,789,741	-	-	12,566,229
Empower S&P 500® Index Fund Institutional Class	5,486,692	61,112,428	8,200,050	8,585,458	3,543,979	3,247,809	-	-	63,974,829
Empower Small Cap Growth Fund Institutional Class	123,779	1,984,935	96,918	658,522	39,362	255,106	-	-	1,678,437
Empower Small Cap Value Fund Institutional Class	456,611	4,395,793	219,431	1,448,716	144,428	618,797	-	-	3,785,305
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,186,956	13,176,132	644,393	4,045,676	(902,414)	1,334,887	-	-	11,109,736
					6,416,817	12,253,556	0	0	171,113,308
FIXED INTEREST CONTRACT 13.91%
Empower of America Contract	62,823,520	60,835,724	7,984,379	6,587,245	-	-	590,662	-	62,823,520
					0	0	590,662	0	62,823,520
				Total	$2,639,738	$18,070,054	$590,662	$0	$445,818,920
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 45.19%
Empower Bond Index Fund Institutional Class	6,375,675	$50,916,504	$5,783,126	$4,609,516	$(717,047)	$1,083,019	$-	$-	$53,173,133
Empower Core Bond Fund Institutional Class	3,726,966	30,614,630	3,437,967	2,818,297	(492,166)	668,527	-	-	31,902,827
Empower Global Bond Fund Institutional Class	3,084,777	22,742,338	2,921,185	1,653,416	(184,852)	(103,085)	-	-	23,907,022
Empower High Yield Bond Fund Institutional Class	1,477,735	16,094,173	990,492	1,479,446	33,154	915,864	-	-	16,521,083
Empower Inflation-Protected Securities Fund Institutional Class	6,647,913	54,849,273	9,084,535	4,316,849	(630,382)	1,144,965	-	-	60,761,924
Empower Multi-Sector Bond Fund Institutional Class	3,748,539	30,085,529	3,119,994	2,560,048	(407,410)	767,281	-	-	31,412,756
Empower Short Duration Bond Fund Institutional Class	2,829,283	25,205,634	3,751,059	1,735,953	(61,918)	308,180	-	-	27,528,920
					(2,460,621)	4,784,751	0	0	245,207,665

Semi-Annual Report - June 30, 2026

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
EQUITY MUTUAL FUNDS 41.42%
Empower Emerging Markets Equity Fund Institutional Class	395,722	$6,466,495	$372,676	$1,340,067	$1,016,337	$705,822	$-	$-	$6,204,926
Empower International Growth Fund Institutional Class	1,125,241	10,948,701	875,552	972,875	219,587	333,521	-	-	11,184,899
Empower International Index Fund Institutional Class	1,646,684	23,372,236	1,375,198	2,366,071	1,054,030	1,199,156	-	-	23,580,519
Empower International Value Fund Institutional Class	1,123,453	12,383,579	729,428	1,047,262	492,792	415,821	-	-	12,481,566
Empower Large Cap Growth Fund Institutional Class	1,325,740	15,564,061	2,752,011	1,509,170	857,061	361,427	-	-	17,168,329
Empower Large Cap Value Fund Institutional Class	2,397,697	16,822,767	1,759,174	1,990,133	199,651	1,966,366	-	-	18,558,174
Empower Mid Cap Value Fund Institutional Class	1,556,469	17,557,313	969,901	5,519,778	125,291	1,934,666	-	-	14,942,102
Empower Real Estate Index Fund Institutional Class	1,597,910	14,446,154	864,896	2,024,764	156,084	2,197,460	-	-	15,483,746
Empower S&P 500® Index Fund Institutional Class	7,116,415	75,598,601	10,388,623	8,274,014	3,314,380	5,264,188	-	-	82,977,398
Empower Small Cap Growth Fund Institutional Class	181,712	2,727,948	152,217	796,448	44,102	380,301	-	-	2,464,018
Empower Small Cap Value Fund Institutional Class	668,921	6,029,272	343,381	1,755,435	156,398	928,140	-	-	5,545,358
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,802,745	16,163,078	896,008	4,459,889	(1,108,569)	1,638,747	-	-	14,237,944
					6,527,144	17,325,615	0	0	224,828,979
FIXED INTEREST CONTRACT 11.82%
Empower of America Contract	64,141,028	58,756,614	8,702,288	3,906,081	-	-	588,207	-	64,141,028
					0	0	588,207	0	64,141,028
				Total	$4,066,523	$22,110,366	$588,207	$0	$534,177,672
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 41.09%
Empower Bond Index Fund Institutional Class	21,727,601	$167,567,048	$24,694,146	$14,687,067	$(2,399,049)	$3,634,068	$-	$-	$181,208,195
Empower Core Bond Fund Institutional Class	12,688,514	100,652,673	14,696,136	8,892,878	(1,559,319)	2,157,751	-	-	108,613,682
Empower Global Bond Fund Institutional Class	9,679,287	68,295,873	12,126,214	5,219,161	(666,428)	(188,449)	-	-	75,014,477
Empower High Yield Bond Fund Institutional Class	4,905,540	51,026,208	4,832,539	3,688,601	408,988	2,673,789	-	-	54,843,935
Empower Inflation-Protected Securities Fund Institutional Class	14,906,836	112,756,798	30,407,310	9,375,849	(1,338,065)	2,460,225	-	-	136,248,484

Semi-Annual Report - June 30, 2026

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
Empower Multi-Sector Bond Fund Institutional Class	12,513,562	$96,829,169	$13,331,544	$7,728,723	$(1,247,664)	$2,431,661	$-	$-	$104,863,651
Empower Short Duration Bond Fund Institutional Class	7,410,772	62,998,870	12,796,247	4,508,311	(188,026)	820,004	-	-	72,106,810
					(6,989,563)	13,989,049	0	0	732,899,234
EQUITY MUTUAL FUNDS 47.52%
Empower Emerging Markets Equity Fund Institutional Class	1,621,052	25,876,090	2,089,480	5,368,372	4,085,015	2,820,904	-	-	25,418,102
Empower International Growth Fund Institutional Class	4,435,541	42,388,026	3,882,635	4,282,141	9,150	2,100,754	-	-	44,089,274
Empower International Index Fund Institutional Class	6,503,661	90,389,057	7,446,475	10,992,910	2,391,883	6,289,798	-	-	93,132,420
Empower International Value Fund Institutional Class	4,425,462	47,817,156	3,942,685	4,806,677	1,258,805	2,213,724	-	-	49,166,888
Empower Large Cap Growth Fund Institutional Class	4,940,123	56,802,630	10,916,981	5,353,472	2,834,568	1,608,448	-	-	63,974,587
Empower Large Cap Value Fund Institutional Class	8,918,470	61,466,670	7,165,325	6,752,146	738,607	7,149,106	-	-	69,028,955
Empower Mid Cap Value Fund Institutional Class	5,727,927	63,599,955	4,821,683	20,480,256	369,481	7,046,722	-	-	54,988,104
Empower Real Estate Index Fund Institutional Class	5,420,507	47,415,869	4,009,081	6,349,549	361,975	7,449,311	-	-	52,524,712
Empower S&P 500® Index Fund Institutional Class	26,558,380	275,895,571	42,573,338	28,382,399	11,768,793	19,584,199	-	-	309,670,709
Empower Small Cap Growth Fund Institutional Class	760,132	11,002,907	853,234	3,157,504	145,600	1,608,757	-	-	10,307,394
Empower Small Cap Value Fund Institutional Class	2,792,209	24,413,356	1,928,795	7,008,440	620,972	3,813,699	-	-	23,147,410
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,296,327	58,449,356	4,721,467	16,934,734	(4,169,300)	6,069,251	-	-	52,305,340
					20,415,549	67,754,673	0	0	847,753,895
FIXED INTEREST CONTRACT 9.42%
Empower of America Contract	168,067,244	146,911,370	29,742,845	10,084,291	-	-	1,497,320	-	168,067,244
					0	0	1,497,320	0	168,067,244
				Total	$13,425,986	$81,743,722	$1,497,320	$0	$1,748,720,373
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 35.12%
Empower Bond Index Fund Institutional Class	16,779,103	$120,297,157	$24,736,580	$7,019,721	$(992,695)	$1,923,703	$-	$-	$139,937,719
Empower Core Bond Fund Institutional Class	9,811,655	72,356,169	14,790,883	4,348,752	(730,587)	1,189,464	-	-	83,987,764

Semi-Annual Report - June 30, 2026

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
Empower Global Bond Fund Institutional Class	6,808,251	$44,645,803	$10,946,285	$2,090,867	$166,422	$(737,278)	$-	$-	$52,763,943
Empower High Yield Bond Fund Institutional Class	3,605,670	34,773,184	5,085,563	1,682,697	57,623	2,135,346	-	-	40,311,396
Empower Inflation-Protected Securities Fund Institutional Class	6,600,819	44,217,415	18,128,724	2,394,791	91,195	380,134	-	-	60,331,482
Empower Multi-Sector Bond Fund Institutional Class	9,464,174	68,007,308	13,841,660	4,019,652	(608,783)	1,480,459	-	-	79,309,775
Empower Short Duration Bond Fund Institutional Class	4,195,288	32,543,534	9,647,185	1,702,292	15,787	331,724	-	-	40,820,151
					(2,001,038)	6,703,552	0	0	497,462,230
EQUITY MUTUAL FUNDS 55.66%
Empower Emerging Markets Equity Fund Institutional Class	1,628,737	24,710,235	2,833,679	5,088,782	3,621,032	3,083,466	-	-	25,538,598
Empower International Growth Fund Institutional Class	4,306,617	38,960,231	4,790,560	2,702,723	227,463	1,759,704	-	-	42,807,772
Empower International Index Fund Institutional Class	6,325,486	82,951,254	9,752,788	7,193,930	3,064,294	5,070,845	-	-	90,580,957
Empower International Value Fund Institutional Class	4,310,716	44,042,720	5,170,338	3,287,700	1,269,593	1,966,695	-	-	47,892,053
Empower Large Cap Growth Fund Institutional Class	4,549,597	49,406,573	11,306,071	3,761,920	2,058,573	1,966,557	-	-	58,917,281
Empower Large Cap Value Fund Institutional Class	8,216,770	53,384,483	8,254,810	4,594,586	485,972	6,553,094	-	-	63,597,801
Empower Mid Cap Value Fund Institutional Class	5,196,240	54,657,197	5,907,476	16,985,987	165,674	6,305,220	-	-	49,883,906
Empower Real Estate Index Fund Institutional Class	4,423,930	36,643,811	4,655,117	4,344,796	258,231	5,913,745	-	-	42,867,877
Empower S&P 500® Index Fund Institutional Class	24,415,162	239,923,020	45,268,882	20,385,473	8,141,769	19,874,363	-	-	284,680,792
Empower Small Cap Growth Fund Institutional Class	776,055	10,459,566	1,164,174	2,723,533	135,831	1,623,097	-	-	10,523,304
Empower Small Cap Value Fund Institutional Class	2,845,950	23,143,538	2,625,449	6,078,417	468,699	3,902,356	-	-	23,592,926
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	9,352,551	50,425,390	6,180,262	14,373,927	(3,613,774)	5,279,236	-	-	47,510,961
					16,283,357	63,298,378	0	0	788,394,228
FIXED INTEREST CONTRACT 6.71%
Empower of America Contract	95,110,331	75,985,752	22,323,043	4,010,667	-	-	812,203	-	95,110,331
					0	0	812,203	0	95,110,331
				Total	$14,282,319	$70,001,930	$812,203	$0	$1,380,966,789

Semi-Annual Report - June 30, 2026

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 26.85%
Empower Bond Index Fund Institutional Class	20,766,456	$147,733,510	$33,339,445	$10,951,287	$(1,851,205)	$3,070,576	$-	$-	$173,192,244
Empower Core Bond Fund Institutional Class	12,153,926	88,655,280	20,225,370	6,595,702	(1,132,253)	1,752,661	-	-	104,037,609
Empower Global Bond Fund Institutional Class	8,039,029	52,634,806	13,558,597	3,528,471	(268,729)	(362,455)	-	-	62,302,477
Empower High Yield Bond Fund Institutional Class	4,396,226	42,403,236	6,622,164	2,321,609	273,234	2,446,012	-	-	49,149,803
Empower Inflation-Protected Securities Fund Institutional Class	4,322,766	27,242,067	13,929,620	1,894,819	86,921	233,210	-	-	39,510,078
Empower Multi-Sector Bond Fund Institutional Class	11,611,508	82,920,188	18,367,169	6,078,462	(969,724)	2,095,543	-	-	97,304,438
Empower Short Duration Bond Fund Institutional Class	3,998,973	31,112,505	9,471,030	2,071,854	(60,319)	398,322	-	-	38,910,003
					(3,922,075)	9,633,869	0	0	564,406,652
EQUITY MUTUAL FUNDS 65.63%
Empower Emerging Markets Equity Fund Institutional Class	3,078,613	48,083,805	3,796,096	9,329,768	7,162,615	5,722,515	-	-	48,272,648
Empower International Growth Fund Institutional Class	7,871,063	73,267,764	6,454,385	6,562,076	(1,371,353)	5,078,294	-	-	78,238,367
Empower International Index Fund Institutional Class	11,545,575	156,655,510	12,627,029	15,220,132	3,865,239	11,270,226	-	-	165,332,633
Empower International Value Fund Institutional Class	7,858,901	82,985,633	7,448,760	8,314,511	851,446	5,192,513	-	-	87,312,395
Empower Large Cap Growth Fund Institutional Class	7,875,808	88,154,280	16,711,376	7,167,406	2,764,995	4,293,468	-	-	101,991,718
Empower Large Cap Value Fund Institutional Class	14,201,886	95,345,083	10,774,369	8,646,493	(87,707)	12,449,641	-	-	109,922,600
Empower Mid Cap Value Fund Institutional Class	8,867,966	96,697,751	7,161,010	29,721,411	292,575	10,995,123	-	-	85,132,473
Empower Real Estate Index Fund Institutional Class	6,742,664	57,564,927	5,916,659	7,222,099	496,815	9,076,926	-	-	65,336,413
Empower S&P 500® Index Fund Institutional Class	42,221,480	427,918,533	63,781,235	37,385,065	11,287,215	37,987,750	-	-	492,302,453
Empower Small Cap Growth Fund Institutional Class	1,471,463	20,331,612	1,561,142	5,036,384	290,493	3,096,674	-	-	19,953,044
Empower Small Cap Value Fund Institutional Class	5,389,468	44,852,083	3,513,312	11,314,863	802,059	7,628,156	-	-	44,678,688
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	15,922,042	88,962,280	8,795,494	26,745,634	(6,972,243)	9,871,835	-	-	80,883,975
					19,382,149	122,663,121	0	0	1,379,357,407
FIXED INTEREST CONTRACT 4.31%
Empower of America Contract	90,518,622	72,526,071	21,906,706	4,687,968	-	-	773,813	-	90,518,622
					0	0	773,813	0	90,518,622
				Total	$15,460,074	$132,296,990	$773,813	$0	$2,034,282,681

Semi-Annual Report - June 30, 2026

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 18.42%
Empower Bond Index Fund Institutional Class	7,794,200	$49,770,546	$16,574,621	$1,801,768	$(21,249)	$460,232	$-	$-	$65,003,631
Empower Core Bond Fund Institutional Class	4,556,141	29,923,404	9,918,069	1,166,652	(98,142)	325,748	-	-	39,000,569
Empower Global Bond Fund Institutional Class	2,939,813	17,434,438	6,185,530	602,325	20,313	(234,089)	-	-	22,783,554
Empower High Yield Bond Fund Institutional Class	1,658,619	14,411,720	3,667,352	469,256	41,628	933,547	-	-	18,543,363
Empower Inflation-Protected Securities Fund Institutional Class	699,269	3,418,596	3,084,525	158,573	326	46,771	-	-	6,391,319
Empower Multi-Sector Bond Fund Institutional Class	4,343,412	27,883,635	9,106,316	1,064,712	(68,294)	472,551	-	-	36,397,790
Empower Short Duration Bond Fund Institutional Class	1,169,886	8,216,285	3,378,443	295,167	10,717	83,434	-	-	11,382,995
					(114,701)	2,088,194	0	0	199,503,221
EQUITY MUTUAL FUNDS 75.15%
Empower Emerging Markets Equity Fund Institutional Class	1,948,789	28,032,567	3,396,667	4,935,200	3,643,000	4,062,972	-	-	30,557,006
Empower International Growth Fund Institutional Class	4,820,757	41,442,089	5,675,550	1,615,391	(204,266)	2,416,080	-	-	47,918,328
Empower International Index Fund Institutional Class	7,080,025	88,611,497	11,342,882	6,027,882	1,323,166	7,459,463	-	-	101,385,960
Empower International Value Fund Institutional Class	4,824,364	46,932,239	6,872,163	2,780,770	902,596	2,575,053	-	-	53,598,685
Empower Large Cap Growth Fund Institutional Class	4,581,362	47,310,734	11,500,916	2,292,648	1,223,491	2,809,632	-	-	59,328,634
Empower Large Cap Value Fund Institutional Class	8,257,796	51,106,899	8,559,666	2,357,173	247,296	6,605,945	-	-	63,915,337
Empower Mid Cap Value Fund Institutional Class	5,077,401	51,360,134	5,758,668	14,513,236	(31,938)	6,137,480	-	-	48,743,046
Empower Real Estate Index Fund Institutional Class	3,577,350	28,286,608	4,563,486	2,781,441	218,755	4,595,869	-	-	34,664,522
Empower S&P 500® Index Fund Institutional Class	24,577,323	229,918,938	46,416,850	12,318,335	4,994,334	22,554,138	-	-	286,571,591
Empower Small Cap Growth Fund Institutional Class	939,681	11,717,420	1,387,909	2,305,231	172,807	1,941,976	-	-	12,742,074
Empower Small Cap Value Fund Institutional Class	3,418,778	26,092,320	3,126,847	5,638,148	338,325	4,760,652	-	-	28,341,671
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	9,149,689	47,269,319	7,054,998	12,957,970	(3,462,927)	5,114,073	-	-	46,480,420
					9,364,639	71,033,333	0	0	814,247,274
FIXED INTEREST CONTRACT 2.46%
Empower of America Contract	26,630,430	19,032,703	8,098,323	714,468	-	-	213,872	-	26,630,430
					0	0	213,872	0	26,630,430
				Total	$9,249,938	$73,121,527	$213,872	$0	$1,040,380,925

Semi-Annual Report - June 30, 2026

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 12.73%
Empower Bond Index Fund Institutional Class	8,209,446	$56,102,161	$15,194,341	$3,962,023	$(651,162)	$1,132,303	$-	$-	$68,466,782
Empower Core Bond Fund Institutional Class	4,802,573	33,737,786	9,112,728	2,414,000	(425,925)	673,509	-	-	41,110,023
Empower Global Bond Fund Institutional Class	3,064,746	19,421,881	5,702,549	1,210,713	(65,052)	(161,935)	-	-	23,751,782
Empower High Yield Bond Fund Institutional Class	1,759,178	16,403,242	3,163,870	904,868	52,325	1,005,362	-	-	19,667,606
Empower Inflation-Protected Securities Fund Institutional Class	138,382	-	1,300,343	44,282	423	8,748	-	-	1,264,809
Empower Multi-Sector Bond Fund Institutional Class	4,565,677	31,405,211	8,268,338	2,178,988	(329,071)	765,813	-	-	38,260,374
Empower Short Duration Bond Fund Institutional Class	894,362	6,424,241	2,613,478	399,753	9,783	64,174	-	-	8,702,140
					(1,408,679)	3,487,974	0	0	201,223,516
EQUITY MUTUAL FUNDS 81.41%
Empower Emerging Markets Equity Fund Institutional Class	3,292,917	49,678,361	3,622,025	8,444,172	6,590,492	6,776,723	-	-	51,632,937
Empower International Growth Fund Institutional Class	7,894,545	71,129,659	7,522,617	5,122,551	(1,235,829)	4,942,052	-	-	78,471,777
Empower International Index Fund Institutional Class	11,583,779	151,694,891	13,212,555	10,775,981	3,123,356	11,748,250	-	-	165,879,715
Empower International Value Fund Institutional Class	7,886,964	80,345,559	8,406,255	6,449,476	618,033	5,321,828	-	-	87,624,166
Empower Large Cap Growth Fund Institutional Class	7,115,148	76,983,741	15,567,106	4,780,159	1,934,087	4,370,478	-	-	92,141,166
Empower Large Cap Value Fund Institutional Class	12,827,754	83,128,824	10,604,013	5,623,644	(283,810)	11,177,619	-	-	99,286,812
Empower Mid Cap Value Fund Institutional Class	7,787,808	82,688,590	5,647,445	23,132,053	100,553	9,558,972	-	-	74,762,954
Empower Real Estate Index Fund Institutional Class	5,355,037	45,011,095	5,295,749	5,464,041	385,433	7,047,504	-	-	51,890,307
Empower S&P 500® Index Fund Institutional Class	38,156,471	373,514,177	60,778,634	27,947,831	5,037,993	38,559,468	-	-	444,904,448
Empower Small Cap Growth Fund Institutional Class	1,575,908	20,493,324	1,462,938	3,780,128	415,533	3,193,182	-	-	21,369,316
Empower Small Cap Value Fund Institutional Class	5,769,496	45,573,720	3,304,899	9,774,448	99,246	8,724,954	-	-	47,829,125
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	13,994,020	76,031,478	8,339,590	21,932,889	(6,078,372)	8,651,441	-	-	71,089,620
					10,706,715	120,072,471	0	0	1,286,882,343
FIXED INTEREST CONTRACT 1.28%
Empower of America Contract	20,222,984	14,928,966	6,082,459	952,986	-	-	164,545	-	20,222,984
					0	0	164,545	0	20,222,984
				Total	$9,298,036	$123,560,445	$164,545	$0	$1,508,328,843

Semi-Annual Report - June 30, 2026

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 8.87%
Empower Bond Index Fund Institutional Class	2,644,973	$16,924,697	$5,571,358	$619,207	$(31,471)	$182,228	$-	$-	$22,059,076
Empower Core Bond Fund Institutional Class	1,546,133	10,169,442	3,339,585	381,480	(28,839)	107,347	-	-	13,234,894
Empower Global Bond Fund Institutional Class	999,971	6,066,847	1,963,430	196,446	11,025	(84,052)	-	-	7,749,779
Empower High Yield Bond Fund Institutional Class	592,248	5,174,223	1,279,763	169,805	7,870	337,157	-	-	6,621,338
Empower Multi-Sector Bond Fund Institutional Class	1,484,282	9,575,491	3,056,381	346,418	(14,902)	152,827	-	-	12,438,281
Empower Short Duration Bond Fund Institutional Class	208,258	1,394,684	666,991	50,015	1,983	14,693	-	-	2,026,353
					(54,334)	710,200	0	0	64,129,721
EQUITY MUTUAL FUNDS 85.37%
Empower Emerging Markets Equity Fund Institutional Class	1,680,912	23,937,242	2,401,018	3,795,514	2,765,474	3,813,962	-	-	26,356,708
Empower International Growth Fund Institutional Class	3,909,837	33,203,035	4,894,273	1,093,512	(21,793)	1,859,983	-	-	38,863,779
Empower International Index Fund Institutional Class	5,735,907	70,924,438	8,594,276	3,476,589	1,022,329	6,096,065	-	-	82,138,190
Empower International Value Fund Institutional Class	3,904,600	37,577,735	5,243,404	1,649,476	612,135	2,208,438	-	-	43,380,101
Empower Large Cap Growth Fund Institutional Class	3,350,348	34,160,093	8,226,484	1,322,977	647,005	2,323,412	-	-	43,387,012
Empower Large Cap Value Fund Institutional Class	6,035,642	36,948,742	6,061,091	1,203,876	61,640	4,909,914	-	-	46,715,871
Empower Mid Cap Value Fund Institutional Class	3,607,317	36,348,790	3,540,738	9,443,681	126,867	4,184,396	-	-	34,630,243
Empower Real Estate Index Fund Institutional Class	2,510,119	20,028,999	3,065,698	1,966,140	164,748	3,194,491	-	-	24,323,048
Empower S&P 500® Index Fund Institutional Class	17,962,672	165,844,084	33,260,800	7,016,484	2,700,674	17,356,350	-	-	209,444,750
Empower Small Cap Growth Fund Institutional Class	797,821	9,806,357	959,431	1,581,739	162,017	1,634,409	-	-	10,818,458
Empower Small Cap Value Fund Institutional Class	2,924,131	21,696,674	2,164,388	3,740,790	212,309	4,120,776	-	-	24,241,048
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,488,653	33,435,956	4,690,589	8,616,556	(2,255,602)	3,452,368	-	-	32,962,357
					6,197,803	55,154,564	0	0	617,261,565
FIXED INTEREST CONTRACT 0.65%
Empower of America Contract	4,697,275	3,331,924	1,450,027	121,874	-	-	37,198	-	4,697,275
					0	0	37,198	0	4,697,275
				Total	$6,143,469	$55,864,764	$37,198	$0	$686,088,561

Semi-Annual Report - June 30, 2026

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 6.67%
Empower Bond Index Fund Institutional Class	2,270,686	$15,603,815	$4,312,107	$1,111,914	$(2,055)	$133,513	$-	$-	$18,937,521
Empower Core Bond Fund Institutional Class	1,323,479	9,332,386	2,593,039	727,969	(64,356)	131,523	-	-	11,328,979
Empower Global Bond Fund Institutional Class	897,594	5,800,567	1,632,539	377,153	31,212	(99,602)	-	-	6,956,351
Empower High Yield Bond Fund Institutional Class	522,582	4,874,381	1,000,328	320,335	23,819	288,094	-	-	5,842,468
Empower Multi-Sector Bond Fund Institutional Class	1,282,704	8,908,917	2,349,796	684,998	(54,326)	175,343	-	-	10,749,058
Empower Short Duration Bond Fund Institutional Class	136,069	1,014,592	373,947	72,887	2,875	8,298	-	-	1,323,950
					(62,831)	637,169	0	0	55,138,327
EQUITY MUTUAL FUNDS 87.42%
Empower Emerging Markets Equity Fund Institutional Class	2,090,100	30,994,388	2,572,464	5,235,516	3,962,022	4,441,429	-	-	32,772,765
Empower International Growth Fund Institutional Class	4,711,436	41,652,248	5,734,912	3,201,691	(397,914)	2,646,207	-	-	46,831,676
Empower International Index Fund Institutional Class	6,913,808	88,986,847	9,483,718	7,094,730	1,206,547	7,629,892	-	-	99,005,727
Empower International Value Fund Institutional Class	4,707,646	47,106,088	5,864,018	3,473,214	723,179	2,805,057	-	-	52,301,949
Empower Large Cap Growth Fund Institutional Class	3,836,759	40,753,666	9,189,408	2,451,100	1,243,312	2,194,052	-	-	49,686,026
Empower Large Cap Value Fund Institutional Class	6,922,292	44,013,651	6,850,172	2,968,739	158,411	5,683,456	-	-	53,578,540
Empower Mid Cap Value Fund Institutional Class	4,072,857	42,885,175	3,616,796	12,305,288	111,432	4,902,741	-	-	39,099,424
Empower Real Estate Index Fund Institutional Class	2,949,040	24,518,000	3,363,867	3,197,932	168,527	3,892,265	-	-	28,576,200
Empower S&P 500® Index Fund Institutional Class	20,607,695	197,992,562	36,933,273	12,800,824	5,364,229	18,160,711	-	-	240,285,722
Empower Small Cap Growth Fund Institutional Class	981,415	12,443,263	1,013,319	2,219,965	180,757	2,071,366	-	-	13,307,983
Empower Small Cap Value Fund Institutional Class	3,598,383	27,638,799	2,290,055	5,146,516	415,170	5,048,259	-	-	29,830,597
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,335,256	39,382,698	4,968,925	11,220,658	(2,764,167)	4,132,135	-	-	37,263,100
					10,371,505	63,607,570	0	0	722,539,709
FIXED INTEREST CONTRACT 0.37%
Empower of America Contract	3,057,212	2,316,841	889,912	174,588	-	-	25,047	-	3,057,212
					0	0	25,047	0	3,057,212
				Total	$10,308,674	$64,244,739	$25,047	$0	$780,735,248

Semi-Annual Report - June 30, 2026

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 5.50%
Empower Bond Index Fund Institutional Class	417,825	$2,627,028	$1,008,202	$172,255	$1,058	$21,688	$-	$-	$3,484,663
Empower Core Bond Fund Institutional Class	244,675	1,584,308	602,763	99,343	4,906	6,688	-	-	2,094,416
Empower Global Bond Fund Institutional Class	172,446	1,019,710	396,554	64,528	2,098	(15,281)	-	-	1,336,455
Empower High Yield Bond Fund Institutional Class	95,687	818,502	250,824	47,029	6,499	47,488	-	-	1,069,785
Empower Multi-Sector Bond Fund Institutional Class	238,849	1,513,428	566,726	95,236	4,335	16,639	-	-	2,001,557
Empower Short Duration Bond Fund Institutional Class	20,968	145,605	66,698	9,788	135	1,499	-	-	204,014
					19,031	78,721	0	0	10,190,890
EQUITY MUTUAL FUNDS 88.32%
Empower Emerging Markets Equity Fund Institutional Class	501,775	6,644,751	1,325,968	1,236,656	759,214	1,133,770	-	-	7,867,833
Empower International Growth Fund Institutional Class	1,097,127	8,675,447	2,271,616	507,305	44,284	465,680	-	-	10,905,438
Empower International Index Fund Institutional Class	1,610,240	18,365,911	4,240,471	1,085,705	389,684	1,537,959	-	-	23,058,636
Empower International Value Fund Institutional Class	1,096,558	9,800,933	2,442,699	638,841	176,680	577,970	-	-	12,182,761
Empower Large Cap Growth Fund Institutional Class	851,431	8,068,641	2,893,004	586,268	102,014	650,648	-	-	11,026,025
Empower Large Cap Value Fund Institutional Class	1,534,793	8,724,196	2,511,668	547,582	35,202	1,191,016	-	-	11,879,298
Empower Mid Cap Value Fund Institutional Class	889,786	8,325,089	1,622,325	2,540,528	(111,523)	1,135,061	-	-	8,541,947
Empower Real Estate Index Fund Institutional Class	676,564	5,056,655	1,329,860	697,183	15,040	866,574	-	-	6,555,906
Empower S&P 500® Index Fund Institutional Class	4,568,626	39,213,217	12,437,369	2,459,776	918,756	4,079,369	-	-	53,270,179
Empower Small Cap Growth Fund Institutional Class	232,654	2,630,254	516,473	484,330	24,751	492,395	-	-	3,154,792
Empower Small Cap Value Fund Institutional Class	852,220	5,824,838	1,164,863	1,075,670	74,269	1,150,870	-	-	7,064,901
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,599,043	7,723,232	1,844,831	2,230,581	(495,516)	785,654	-	-	8,123,136
					1,932,855	14,066,966	0	0	163,630,852
FIXED INTEREST CONTRACT 0.25%
Empower of America Contract	463,002	334,573	147,402	22,654	-	-	3,681	-	463,002
					0	0	3,681	0	463,002
				Total	$1,951,886	$14,145,687	$3,681	$0	$174,284,744

Semi-Annual Report - June 30, 2026

Empower Lifetime 2065 Fund
Affiliate	Shares Held/ Account Balance 06/30/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 06/30/2026
BOND MUTUAL FUNDS 5.00%
Empower Bond Index Fund Institutional Class	473	$2,270	$1,831	$173	$5	$19	$-	$-	$3,947
Empower Core Bond Fund Institutional Class	278	1,359	1,113	103	5	8	-	-	2,377
Empower Global Bond Fund Institutional Class	197	875	731	65	4	(15)	-	-	1,526
Empower High Yield Bond Fund Institutional Class	109	711	512	50	5	44	-	-	1,217
Empower Multi-Sector Bond Fund Institutional Class	270	1,305	1,040	99	3	16	-	-	2,262
Empower Short Duration Bond Fund Institutional Class	21	125	91	10	-	2	-	-	208
					22	74	0	0	11,537
EQUITY MUTUAL FUNDS 88.73%
Empower Emerging Markets Equity Fund Institutional Class	637	6,383	3,692	1,239	750	1,147	-	-	9,983
Empower International Growth Fund Institutional Class	1,378	8,305	5,421	605	20	580	-	-	13,701
Empower International Index Fund Institutional Class	2,023	17,720	10,898	1,231	391	1,588	-	-	28,975
Empower International Value Fund Institutional Class	1,378	9,392	6,005	624	202	538	-	-	15,311
Empower Large Cap Growth Fund Institutional Class	1,061	7,757	5,924	691	38	746	-	-	13,736
Empower Large Cap Value Fund Institutional Class	1,914	8,379	5,858	603	78	1,183	-	-	14,817
Empower Mid Cap Value Fund Institutional Class	1,106	8,056	4,016	2,449	54	992	-	-	10,615
Empower Real Estate Index Fund Institutional Class	852	4,865	3,207	644	57	829	-	-	8,257
Empower S&P 500® Index Fund Institutional Class	5,691	37,611	27,418	2,923	646	4,250	-	-	66,356
Empower Small Cap Growth Fund Institutional Class	295	2,523	1,405	452	65	525	-	-	4,001
Empower Small Cap Value Fund Institutional Class	1,078	5,597	3,170	1,055	104	1,227	-	-	8,939
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,987	7,410	4,064	2,001	(237)	621	-	-	10,094
					2,168	14,226	0	0	204,785
FIXED INTEREST CONTRACT 0.22%
Empower of America Contract	507	291	236	23	-	-	3	-	507
					0	0	3	0	507
				Total	$2,190	$14,300	$3	$0	$216,829

Semi-Annual Report - June 30, 2026

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Lifetime 2015 Fund	$48,571,664	$71,963,016
Empower Lifetime 2020 Fund	59,794,601	62,165,140
Empower Lifetime 2025 Fund	239,920,872	209,292,793
Empower Lifetime 2030 Fund	231,407,380	143,646,932
Empower Lifetime 2035 Fund	291,318,206	246,316,879
Empower Lifetime 2040 Fund	180,454,357	96,031,158
Empower Lifetime 2045 Fund	200,286,893	171,915,656
Empower Lifetime 2050 Fund	103,790,171	60,308,837
Empower Lifetime 2055 Fund	108,618,378	95,527,050
Empower Lifetime 2060 Fund	39,482,752	18,734,425
Empower Lifetime 2065 Fund	91,728	19,441
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2026, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2026

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of each of the following series of Empower Funds: (i) Empower Lifetime 2015 Fund; (ii) Empower Lifetime 2020 Fund; (iii) Empower Lifetime 2025 Fund; (iv) Empower Lifetime 2030 Fund; (v) Empower Lifetime 2035 Fund; (vi) Empower Lifetime 2040 Fund; (vii) Empower Lifetime 2045 Fund; (viii) Empower Lifetime 2050 Fund; (ix) Empower Lifetime 2055 Fund; (x) Empower Lifetime 2060 Fund; and (xi) Empower Lifetime 2065 Fund (each a “Fund,” and collectively, the “Funds”).
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Funds and other series of Empower Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Funds and their shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by ECM. Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Funds. The Board also considered ECM’s reputation for management of its investment strategies and its decision-making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Funds, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency. The Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act, as well as a recent restructuring of the compliance function at ECM. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Funds - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account. Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and/or the Funds, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against an S&P target date index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025, as applicable, with respect to the Investor Class, and for the Institutional Class, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025, as applicable.
In reviewing the available performance data, the Board noted that the following Funds were launched on April 28, 2016: (i) Empower Lifetime 2020 Fund; (ii) Empower Lifetime 2030 Fund; (iii) Empower Lifetime 2040 Fund; and (iv) Empower Lifetime 2050 Fund. In addition, the Board noted that Empower Lifetime 2060 Fund was launched on May 1, 2019. Similarly, the Board noted that Empower Lifetime 2065 Fund was launched on January 10, 2025 and does not have a full year of performance.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to the applicable S&P index as well as the Fund’s quintile ranking within its performance universe - with the first quintile being the best performers and the fifth quintile being the worst performers - and made the following observations:
Empower Lifetime 2015 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fifth, fifth, third and fourth quintiles, respectively, of its performance universe, and ranked in the 59th percentile for the five-year period ended December 31, 2025. The annualized returns of the Institutional Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fifth, fifth, second and third quintiles, respectively, of its performance universe, exceeded the performance universe median for the five- and ten-year periods and had specific rankings in the 33rd and 46th  percentiles for the five- and ten-year periods ended December 31, 2025. The Fund underperformed the S&P index for each period reviewed with the exception of the Institutional Class for the ten-year period ended December 31, 2025, which outperformed the index for such period.
Empower Lifetime 2020 Fund: The annualized returns of the Investor Class were in the fifth, fifth and fourth quintiles, respectively, of its performance universe for the one-, three- and five-year periods ended December 31, 2025. As to the Institutional Class, the annualized returns were in the fifth, fifth and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2025, respectively, exceeding its performance universe median and specifically ranking in the 46th percentile for the five-year period ended December 31, 2025. The Fund underperformed the S&P index for each period reviewed.
Empower Lifetime 2025 Fund: For the Investor Class, the annualized returns were in the fifth, fifth, fourth and fourth quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively. As to the Institutional Class, the annualized returns were in the fifth, fifth, third and third quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, and equaled its performance universe median and specifically ranked in the 49th percentile of its performance universe for the five-year period ended December 31, 2025. The Fund underperformed the S&P index for each period reviewed.
Empower Lifetime 2030 Fund: The annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2025. For the Institutional Class, the annualized returns ranked in the fourth, fourth and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2025, respectively, ranking in the 54th percentile for the five-year period ended December 31, 2025. The Fund underperformed the S&P index for each period reviewed.
Empower Lifetime 2035 Fund: The annualized returns of the Investor Class were in the fourth, fifth, fifth and fourth quintiles for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively. The annualized returns of the Institutional Class were in the fourth, fourth, fourth and third quintiles for the one-, three-, five- and ten-year periods ended December 31, 2025, respectively, and specifically ranked in the 56th percentile for the ten-year period. The Fund underperformed the S&P index for each period reviewed.

Empower Lifetime 2040 Fund: The annualized returns of the Investor Class were in the fifth quintile for each period reviewed. As to the Institutional Class, the annualized returns were in the fourth, fifth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2025, respectively.  The Fund underperformed the S&P index for each period reviewed.
Empower Lifetime 2045 Fund: The annualized returns of the Investor Class were in the fifth quintile for each period reviewed. For the Institutional Class, the annualized returns were in the fourth, fifth, fifth and fourth quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2025. The Fund underperformed the S&P index for each period reviewed.
Empower Lifetime 2050 Fund: The annualized returns for each class were in the fifth quintile of its respective performance universe for each period reviewed, with the exception of the one-year period ended December 31, 2025 for the Institutional Class, which ranked in the fourth quintile. The Fund underperformed the S&P index for each period reviewed.
Empower Lifetime 2055 Fund: The annualized returns for each class were in the fifth quintile of its respective performance universe for each period reviewed, with the exception of the one- and ten-year periods ended December 31, 2025 for the Institutional Class, which ranked in the fourth quintile. The Fund underperformed the S&P index for each period reviewed.
Empower Lifetime 2060 Fund: The annualized returns for each class were in the fifth quintile of its respective performance universe for each period reviewed, with the exception of the one-year period ended December 31, 2025 for each class, which ranked in the fourth quintile. The Fund underperformed the S&P index for each period reviewed.
In evaluating the comparative performance data, the Board considered that the Funds are “target date” funds, which have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives. As the Funds approach their respective target year (i.e., the presumed retirement year for the investor), they become more conservative as demonstrated by their declining allocation to equities. Thus, the Board took into account ECM’s glide path construction and asset allocation processes, noting that a third party was responsible for the glide path construction prior to 2024, as well as the changes ECM has made or is in the process of making to the Funds’ glide paths, asset allocations and underlying funds that are designed to improve performance. Also relevant to the Board’s evaluation was ECM’s assessment that each Fund meets expectations with respect to its investment objective. Moreover, the Board considered its discussions of the Funds’ overall performance with ECM representatives, including at its quarterly Board meetings and at the April Board Meeting.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2027, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by ECM’s parent company, Empower of America. Effective April 30, 2026, ECM further contractually agreed to waive 0.01% of its management fees for the Empower Lifetime 2055, Empower Lifetime 2060 and Empower Lifetime 2065 Funds through April 30, 2027.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups. In assessing the comparative expense data, the Board noted that it received a description of the methodology Broadridge used to determine the similarity of each Fund to the funds included in its peer group.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including underlying fund expenses, with respect to the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):

Empower Lifetime 2015 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund was equal to its respective peer group median and ranked in the third quintile of its respective peer group.
Empower Lifetime 2020 Fund: The total annual operating expense ratio, including underlying fund expenses, for the Investor Class equaled its peer group median and ranked in the third quintile of its peer group. The total annual operating expense ratio, including underlying fund expenses, for the Institutional Class, was above its peer group median and ranked in the fourth quintile of its peer group.
Empower Lifetime 2025 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund was above its respective peer group median and ranked in the fifth and fourth quintiles for the Investor Class and Institutional Class, respectively.
Empower Lifetime 2030 Fund and Empower Lifetime 2065 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund was above its respective peer group median and ranked in the third and fourth quintiles for the Investor Class and Institutional Class, respectively.
Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund and Empower Lifetime 2060 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund was above its respective peer group median and ranked in the third and fifth quintiles for the Investor Class and Institutional Class, respectively.
The Board took into account the additional reviews performed by and the related commentary provided by ECM regarding the Funds. In this connection, the Board noted the factors identified by ECM as contributing to the Funds’ rankings, including the use of internally-managed or sub-advised strategies, the allocation to actively managed strategies opposite passively managed strategies, the scale of underlying funds and the share class structure, and that, after considering differences among peer funds with respect to the foregoing, ECM believes that each Fund’s total expense ratio is reasonable.
In addition, the Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to Empower Lifetime 2060 Fund and Empower Lifetime 2065 Fund in particular, the Board noted that ECM reported a negative margin associated with its management of each of such Funds.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders. The Board also noted that under each Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund invests in a fixed income contract issued and guaranteed by Empower of America. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 20, 2026